UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2021

Date of reporting period: December 1, 2020 through May 31, 2021

Item 1. Reports to Stockholders.

(a)

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Active Dividend Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon U.S. Defensive Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon ESG Defensive Core Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX

May 31, 2021

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, HORIZON DEFINED RISK FUND, HORIZON U.S. DEFENSIVE EQUITY FUND and HORIZON ESG DEFENSIVE CORE FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	8
Portfolio of Investments	10
Statements of Assets and Liabilities	60
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	71
Notes to Financial Statements	88
Disclosure of Fund Expenses	106
Statement Regarding Liquidity Risk Management Program	107
Additional Information	108

Horizon Active Asset Allocation Fund

Portfolio Review (Unaudited)

May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the period ended ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	41.19%	12.49%	10.13%
Horizon Active Asset Allocation Fund - Advisor Class	41.12%	12.38%	11.57%
Horizon Active Asset Allocation Fund - Institutional Class	41.38%	N/A	13.10%
S&P 500 Total Return Index	40.32%	17.16%	15.62%(2)
S&P Global BMI ex-US Index	43.96%	11.07%	7.74%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 16.89% and 10.30%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 17.74% and 10.52%, respectively.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on August 29, 2014. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class	37.40%	8.49%	5.37%
Horizon Active Risk Assist® Fund - Advisor Class	37.15%	8.35%	7.22%
Horizon Active Risk Assist® Fund - Institutional Class	37.50%	N/A	8.63%
Bloomberg Barclays Aggregate Bond Index	-0.40%	3.25%	3.16%(2)
S&P 500 Total Return Index	40.32%	17.16%	13.83%(2)
S&P Global BMI ex-US Index	43.96%	11.07%	6.15%(2)

(1)	Inception date is August 29, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist® Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Advisor Class are 3.39%, 16.89%, and 10.30%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Institutional Class are 3.06%, 17.74%, and 10.52%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	3.90%	2.14%	1.71%
Horizon Active Income Fund - Advisor Class	3.74%	2.12%	2.15%
Horizon Active Income Fund - Institutional Class	4.00%	N/A	2.03%
Bloomberg Barclays Aggregate Bond Index	-0.40%	3.25%	3.39%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 3.32% and 3.06%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class	33.54%	9.26%
Horizon Active Dividend Fund - Advisor Class	33.37%	7.83%
MSCI World High Dividend Yield Index(3)	30.40%(2)	10.77%
S&P Global 100 Index	39.03%	16.57%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The returns for the MSCI World High Dividend Yield Index and S&P Global 100 Index - Advisor Class are 9.15% and 15.52%, respectively.

(3)

The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund’s holdings.

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. Investors cannot directly invest in an index.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class	16.77%	5.91%
Horizon Defined Risk Fund - Advisor Class	16.61%	5.59%
Bloomberg Barclays US Treasury 1-3 Years Index	0.26%	2.46%(2)
S&P 500 Total Return Index	40.32%	16.12%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 2.62%, and 15.64%, respectively.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon U.S. Defensive Equity Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon U.S. Defensive Equity Fund - Investor Class	35.19%	13.70%
Horizon U.S. Defensive Equity Fund - Advisor Class	35.03%	15.85%
S&P 500 Total Return Index	40.32%	23.08%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon U.S. Defensive Equity Fund - Investor Class. The returns for the S&P 500 Total Return Index since the commencement date of the Horizon U.S. Defensive Equity Fund - Advisor Class are 24.16%.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon ESG Defensive Core Fund PORTFOLIO REVIEW (Unaudited) May 31, 2021

The chart above assumes an initial gross investment of $10,000 made on December 26, 2019. The Fund’s performance figures are for the period ended May 31, 2021. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon ESG Defensive Core Fund - Investor Class	41.49%	24.42%
Horizon ESG Defensive Core Fund - Advisor Class	41.29%	24.62%
MSCI USA Index	41.81%	23.53%

(1)	Inception date is December 26, 2019 for Investor Class Shares and January 8, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon ESG Defensive Core Fund - Investor Class. The return for the MSCI USA Index since the commencement date of the Horizon ESG Defensive Core Fund - Advisor Class is 23.72%.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds

Portfolio Composition (Unaudited)

May 31, 2021

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Investment Companies	75.0%
Short-Term Investments	0.8%
Investments Purchased With Proceeds From Securities Lending	24.2%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Investment Companies	85.9%
Common Stocks	1.3%
Purchased Call Options	0.1%
Purchased Put Options	0.3%
Short-Term Investments	0.8%
Investments Purchased With Proceeds From Securities Lending	11.6%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Investment Companies	78.8%
Short-Term Investments	0.6%
Investments Purchased With Proceeds From Securities Lending	20.6%
100.0%

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Common Stocks	84.9%
Convertible Preferred Stocks	0.2%
Preferred Stocks	0.3%
Short-Term Investments	1.5%
Investments Purchased With Proceeds From Securities Lending	13.1%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2021

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Common Stocks	93.7%
Purchased Call Options	0.0%(a)
Purchased Put Options	1.1%
Short-Term Investments	0.8%
Investments Purchased With Proceeds From Securities Lending	4.4%
100.0%

Horizon U.S. Defensive Equity Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Common Stocks	94.0%
Short-Term Investments	0.9%
Investments Purchased With Proceeds From Securities Lending	5.1%
100.0%

Horizon ESG Defensive Core Fund Portfolio Composition as of May 31, 2021:

% of Total Investments
Common Stocks	93.3%
Short-Term Investments	2.7%
Investments Purchased With Proceeds From Securities Lending	4.0%
100.0%

Data expressed excludes written options. Please refer to the Portfolio of Investments in this report for a detailed analysis of the Funds’ holdings.

(a)	Rounds to less than 0.1%

Horizon Active Asset Allocation Fund

Portfolio of Investments (Unaudited)

May 31, 2021

Shares		Value
	INVESTMENT COMPANIES - 98.9%
	Exchange Traded Funds - 98.9%
229,248	Invesco QQQ Trust Series 1 (a)	$76,552,785
531,263	Invesco S&P 500 Equal Weight ETF (a)	80,284,465
967,856	iShares Core MSCI International Developed Markets ETF	66,801,421
284,686	iShares Core S&P Mid-Cap ETF	77,582,629
349,284	iShares Core S&P Small-Cap ETF	39,416,699
187,790	iShares MSCI USA Momentum Factor ETF (a)	31,997,538
830,883	iShares Select Dividend ETF	100,570,078
114,091	Janus Henderson Small/Mid Cap Growth Alpha ETF (a)	7,701,142
269,454	Schwab U.S. Large-Cap Value ETF (a)	18,613,882
855,033	SPDR Portfolio Developed World ex-US ETF (a)	32,234,744
540,846	SPDR Portfolio S&P 500 Growth ETF (a)	32,304,732
1,148,590	SPDR Portfolio S&P 500 Value ETF (a)	46,196,290
98,238	SPDR S&P Kensho New Economies Composite ETF (a)	6,426,730
850,428	Xtrackers MSCI USA ESG Leaders Equity ETF (a)	32,843,529
213,266	Xtrackers S&P 500 ESG ETF (a)	7,865,250
	TOTAL INVESTMENT COMPANIES (Cost - $572,027,903)	657,391,914

	SHORT TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
7,333,172	First American Treasury Obligations Fund, Class X, 0.02% (b)	7,333,172
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,333,172)	7,333,172

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.8%
211,546,416	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (b)	211,546,416
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $211,546,416)	211,546,416

	TOTAL INVESTMENTS - 131.8% (Cost - $790,907,491)	876,271,502
	Liabilities in Excess of Other Assets - (31.8)%	(211,176,103)
	NET ASSETS - 100.0%	$665,095,399

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of May 31, 2021.

(b)	Interest rate reflects seven-day yield on May 31, 2021.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	INVESTMENT COMPANIES - 97.5%
	Exchange Traded Funds - 97.5%
183,372	Invesco QQQ Trust Series 1 (f)	$61,233,412
659,710	Invesco S&P 500 Equal Weight ETF	99,695,375
704,312	iShares MSCI EAFE Minimum Volatility ETF (f)	53,837,609
1,299,981	iShares MSCI USA Minimum Volatility ETF	94,352,621
805,138	iShares Select Dividend ETF	97,453,903
836,527	Principal US Mega-Cap ETF (f)	32,298,307
3,427,780	SPDR Portfolio Developed World ex-US ETF (f)	129,227,307
689,763	SPDR Portfolio Emerging Markets ETF (e)	31,273,854
2,635,591	SPDR Portfolio S&P 400 Mid Cap ETF (f)	126,165,741
1,402,420	SPDR Portfolio S&P 500 Growth ETF	83,766,547
1,358,372	SPDR Portfolio S&P 500 Value ETF (e)	54,633,722
1,222,202	SPDR Portfolio S&P 600 Small Cap ETF	53,740,222
160,514	SPDR S&P Kensho New Economies Composite ETF	10,500,826
1,116,541	Xtrackers MSCI USA ESG Leaders Equity ETF (f)	43,120,813
253,308	Xtrackers Russell 1000 US QARP ETF (g)	9,906,015
509,479	Xtrackers Russell US Multifactor ETF (f) (g)	22,605,176
1,511,618	Xtrackers S&P 500 ESG ETF (g)	55,748,472
	TOTAL INVESTMENT COMPANIES (Cost - $928,175,531)	1,059,559,922

	COMMON STOCKS - 1.5%
	Accommodation and Food Services - 0.0% (b)
262	Caesars Entertainment, Inc. (a) (f)	28,152
167	Penn National Gaming, Inc. (a) (f)	13,689
		41,841
	Advertising - 0.0% (b)
5,329	Interpublic Group of Cos., Inc.	179,534
978	Omnicom Group, Inc.	80,431
		259,965
	Aerospace/Defense - 0.0% (b)
36	General Dynamics Corp.	6,837
2,200	Howmet Aerospace, Inc. (a)	78,056
30	L3Harris Technologies, Inc.	6,542
275	Teledyne Technologies, Inc. (a)	115,354
16	TransDigm Group, Inc. (a)	10,381
		217,170
	Agriculture - 0.0% (b)
804	Altria Group, Inc.	39,573
477	Archer Daniels Midland Co. (f)	31,735
551	Philip Morris International, Inc.	53,133
		124,441

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Airlines - 0.0% (b)
1,375	Alaska Air Group, Inc. (a)	$95,150
3,290	American Airlines Group, Inc. (a)	79,750
353	Delta Air Lines, Inc. (a)	16,831
725	Southwest Airlines Co. (a) (f)	44,558
601	United Airlines Holdings, Inc. (a) (f)	35,068
		271,357
	Apparel - 0.1%
2,295	Hanesbrands, Inc. (f)	44,845
699	PVH Corp. (a)	80,259
503	Ralph Lauren Corp. (a) (f)	62,412
3,017	Tapestry, Inc. (a)	135,433
4,490	Under Armour, Inc., Class A (a) (f)	101,384
105	VF Corp.	8,371
		432,704
	Auto Manufacturers - 0.0% (b)
32	Cummins, Inc.	8,233
4,336	Ford Motor Co. (a)	63,002
1,490	General Motors Co. (a)	88,372
85	PACCAR, Inc.	7,782
		167,389
	Auto Parts & Equipment - 0.0% (b)
103	Aptiv PLC (a)	15,493
678	BorgWarner, Inc.	34,775
		50,268
	Banks - 0.1%
199	Bank of New York Mellon Corp. (f)	10,364
1,180	Citizens Financial Group, Inc.	58,882
1,032	Comerica, Inc.	81,002
1,360	Fifth Third Bancorp	57,310
108	First Republic Bank	20,675
307	Goldman Sachs Group, Inc.	114,210
2,458	Huntington Bancshares, Inc.	38,984
1,465	KeyCorp	33,754
180	M&T Bank Corp.	28,924
1,585	Morgan Stanley	144,156
159	Northern Trust Corp.	19,269
314	PNC Financial Services Group, Inc.	61,129
2,576	Regions Financial Corp. (f)	60,304
163	State Street Corp.	14,178
134	SVB Financial Group (a)	78,107
111	Truist Financial Corp.	6,858

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
1,454	Zions Bancorp NA	$84,158
		912,264
	Beverages - 0.0% (b)
85	Brown-Forman Corp., Class B (f)	6,831
132	Constellation Brands, Inc., Class A	31,643
1,123	Molson Coors Brewing Co., Class B (a) (f)	65,493
312	Monster Beverage Corp. (a)	29,412
		133,379
	Biotechnology - 0.0% (b)
92	Alexion Pharmaceuticals, Inc. (a)	16,243
22	Biogen, Inc. (a)	5,885
34	Bio-Rad Laboratories, Inc., Class A (a)	20,481
1,019	Corteva, Inc.	46,364
23	Illumina, Inc. (a) (f)	9,330
164	Incyte Corp. (a)	13,740
8	Regeneron Pharmaceuticals, Inc. (a)	4,019
15	Vertex Pharmaceuticals, Inc. (a)	3,129
		119,191
	Building Materials - 0.0% (b)
254	Carrier Global Corp.	11,666
204	Fortune Brands Home & Security, Inc.	21,045
888	Johnson Controls International PLC	59,087
65	Martin Marietta Materials, Inc. (f)	23,637
247	Masco Corp. (f)	14,897
91	Vulcan Materials Co.	16,682
		147,014
	Chemicals - 0.0% (b)
363	Albemarle Corp. (f)	60,650
144	Celanese Corp.	23,825
1,243	CF Industries Holdings, Inc.	66,090
119	Dow, Inc. (f)	8,142
367	Eastman Chemical Co.	46,022
136	FMC Corp. (f)	15,870
187	International Flavors & Fragrances, Inc.	26,492
115	LyondellBasell Industries NV, Class A	12,951
2,075	Mosaic Co.	74,991
58	PPG Industries, Inc.	10,424
		345,457
	Commercial Services - 0.1%
65	Automatic Data Processing, Inc.	12,741
19	Cintas Corp.	6,717
69	Equifax, Inc.	16,218

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
107	FleetCor Technologies, Inc. (a)	$29,365
431	Gartner, Inc. (a)	99,923
52	Global Payments, Inc.	10,073
4,870	H&R Block, Inc.	120,873
82	IHS Markit, Ltd.	8,635
26	MarketAxess Holdings, Inc.	12,130
14	Moody’s Corp.	4,695
3,483	Nielsen Holdings PLC (f)	94,773
514	PayPal Holdings, Inc. (a)	133,650
738	Quanta Services, Inc. (f)	70,368
794	Robert Half International, Inc.	70,499
186	United Rentals, Inc. (a)	62,117
38	Verisk Analytics, Inc.	6,568
		759,345
	Computers - 0.1%
198	Cognizant Technology Solutions Corp., Class A	14,169
7,007	DXC Technology Co. (a)	265,705
374	Fortinet, Inc. (a) (f)	81,734
5,630	Hewlett Packard Enterprise Co.	89,855
2,415	HP, Inc.	70,591
38	International Business Machines Corp. (f)	5,462
424	Leidos Holdings, Inc.	43,566
1,520	NetApp, Inc.	117,602
1,172	Western Digital Corp. (a)	88,170
		776,854
	Cosmetics/Personal Care - 0.0% (b)
18,481	Coty, Inc., Class A (a)	164,666
223	Estee Lauder Cos., Inc., Class A (f)	68,354
		233,020
	Distribution/Wholesale - 0.0% (b)
78	Copart, Inc. (a)	10,063
171	Fastenal Co.	9,070
819	LKQ Corp. (a)	41,736
32	WW Grainger, Inc.	14,789
		75,658
	Diversified Financial Services - 0.1%
183	Ameriprise Financial, Inc.	47,551
527	Capital One Financial Corp.	84,731
224	CBOE Global Markets, Inc. (f)	24,931
1,580	Charles Schwab Corp.	116,683
516	Discover Financial Services (f)	60,506
1,029	Franklin Resources, Inc. (f)	35,202
4,621	Invesco, Ltd.	131,837

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
80	Nasdaq, Inc.	$13,397
455	Raymond James Financial, Inc.	60,329
1,076	Synchrony Financial (f)	51,013
56	T. Rowe Price Group, Inc.	10,716
2,503	Western Union Co.	61,248
		698,144
	Electric - 0.1%
1,541	AES Corp.	39,157
314	Alliant Energy Corp.	17,945
135	Ameren Corp.	11,367
61	American Electric Power Co., Inc.	5,246
1,437	CenterPoint Energy, Inc. (f)	36,356
188	CMS Energy Corp.	11,795
108	Consolidated Edison, Inc.	8,342
180	DTE Energy Co.	24,838
259	Duke Energy Corp.	25,957
203	Edison International	11,342
105	Entergy Corp.	11,052
91	Eversource Energy	7,388
547	Exelon Corp.	24,681
448	FirstEnergy Corp.	16,984
615	NextEra Energy, Inc.	45,030
960	NRG Energy, Inc. (f)	30,864
335	Pinnacle West Capital Corp.	28,334
374	PPL Corp.	10,887
139	Public Service Enterprise Group, Inc. (f)	8,635
49	Sempra Energy	6,639
363	Southern Co.	23,203
70	WEC Energy Group, Inc.	6,574
84	Xcel Energy, Inc. (f)	5,954
		418,570
	Electrical Components & Equipment - 0.0% (b)
92	AMETEK, Inc.	12,429
79	Emerson Electric Co.	7,560
		19,989
	Electronics - 0.0% (b)
284	Agilent Technologies, Inc.	39,229
229	Allegion PLC	32,170
302	Amphenol Corp., Class A	20,312
112	Fortive Corp.	8,122
287	Garmin, Ltd.	40,823
279	Keysight Technologies, Inc. (a)	39,724
26	Mettler-Toledo International, Inc. (a)	33,825

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
166	PerkinElmer, Inc. (f)	$24,082
13	Roper Technologies, Inc.	5,850
367	TE Connectivity, Ltd.	49,795
44	Vontier Corp. (a)	1,543
162	Waters Corp. (a)	52,204
		347,679
	Engineering & Construction - 0.0% (b)
185	Jacobs Engineering Group, Inc. (f)	26,285

	Entertainment - 0.0% (b)
870	Live Nation Entertainment, Inc. (a) (f)	78,396

	Environmental Control - 0.0% (b)
585	Pentair PLC	40,347
71	Republic Services, Inc.	7,752
37	Waste Management, Inc.	5,205
		53,304
	Food - 0.0% (b)
352	Campbell Soup Co. (f)	17,132
379	Conagra Brands, Inc. (f)	14,440
107	General Mills, Inc. (f)	6,726
57	Hershey Co. (f)	9,864
177	Hormel Foods Corp. (f)	8,592
162	J.M. Smucker Co. (f)	21,593
169	Kellogg Co. (f)	11,068
811	Kraft Heinz Co. (f)	35,351
257	Kroger Co. (f)	9,504
380	Lamb Weston Holdings, Inc.	31,346
92	McCormick & Co., Inc.	8,193
113	Sysco Corp.	9,153
182	Tyson Foods, Inc., Class A	14,469
		197,431
	Forest Products & Paper - 0.0% (b)
310	International Paper Co.	19,561

	Gas - 0.0% (b)
181	Atmos Energy Corp.	17,950
1,068	NiSource, Inc.	27,234
		45,184
	Hand/Machine Tools - 0.0% (b)
245	Snap-on, Inc. (f)	62,382
49	Stanley Black & Decker, Inc.	10,623
		73,005

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Healthcare Products - 0.0% (b)
119	ABIOMED, Inc. (a)	$33,865
75	Align Technology, Inc. (a)	44,261
82	Baxter International, Inc.	6,734
127	Boston Scientific Corp. (a)	5,404
44	Cooper Cos., Inc.	17,312
805	Dentsply Sirona, Inc.	53,870
72	Edwards Lifesciences Corp. (a)	6,905
245	Hologic, Inc. (a) (f)	15,450
69	IDEXX Laboratories, Inc. (a)	38,509
62	ResMed, Inc.	12,763
165	STERIS PLC (f)	31,492
51	Teleflex, Inc.	20,512
90	West Pharmaceutical Services, Inc.	31,276
70	Zimmer Biomet Holdings, Inc.	11,783
		330,136
	Healthcare Services - 0.0% (b)
17	Anthem, Inc.	6,770
153	Centene Corp. (a)	11,261
401	DaVita, Inc. (a)	48,148
292	HCA Healthcare, Inc.	62,719
14	Humana, Inc.	6,128
166	IQVIA Holdings, Inc. (a)	39,866
144	Laboratory Corp. of America Holdings (a)	39,525
153	Quest Diagnostics, Inc. (f)	20,145
282	Universal Health Services, Inc., Class B	45,016
		279,578
	Home Builders - 0.0% (b)
100	DR Horton, Inc.	9,529
103	Lennar Corp., Class A	10,198
10	NVR, Inc. (a)	48,872
358	PulteGroup, Inc.	20,689
		89,288
	Home Furnishings - 0.0% (b)
861	Leggett & Platt, Inc. (f)	47,381
100	Whirlpool Corp. (f)	23,709
		71,090
	Household Products/Wares - 0.0% (b)
256	Avery Dennison Corp.	56,456
107	Church & Dwight Co., Inc. (f)	9,173
40	Clorox Co. (f)	7,069
31	Kimberly-Clark Corp.	4,049
		76,747

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Housewares - 0.0% (b)
2,166	Newell Brands, Inc. (f)	$62,142

	Information - 0.0% (b)
4,514	Lumen Technologies, Inc. (f)	62,474
133	PTC, Inc. (a)	17,840
		80,314
	Insurance - 0.1%
210	Aflac, Inc.	11,903
76	Allstate Corp.	10,382
312	American International Group, Inc.	16,486
22	Aon PLC, Class A (f)	5,574
266	Arthur J Gallagher & Co.	38,998
230	Assurant, Inc.	37,065
32	Chubb Ltd.	5,440
208	Cincinnati Financial Corp. (f)	25,316
123	Everest Re Group Ltd.	31,975
297	Globe Life, Inc.	31,310
431	Hartford Financial Services Group, Inc.	28,166
1,060	Lincoln National Corp. (f)	73,977
597	Loews Corp.	34,853
794	MetLife, Inc.	51,896
478	Principal Financial Group, Inc.	31,256
126	Prudential Financial, Inc. (f)	13,478
66	Travelers Cos., Inc.	10,540
3,507	Unum Group	108,612
299	WR Berkley Corp.	23,319
		590,546
	Internet - 0.1%
100	Alphabet, Inc., Class A (a) (f)	235,685
380	CDW Corp.	62,859
107	eBay, Inc.	6,514
322	Expedia Group, Inc. (a)	56,978
562	F5 Networks, Inc. (a)	104,212
1,924	NortonLifeLock, Inc.	53,218
351	Twitter, Inc. (a)	20,358
102	VeriSign, Inc. (a)	22,432
		562,256
	Iron/Steel - 0.0% (b)
630	Nucor Corp. (f)	64,600

	Leisure Time - 0.0% (b)
1,633	Carnival Corp. (a) (f)	48,271

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
3,163	Norwegian Cruise Line Holdings Ltd. (a) (f)	$100,900
243	Royal Caribbean Cruises Ltd. (a) (f)	22,665
		171,836
	Lodging - 0.0% (b)
101	Hilton Worldwide Holdings, Inc. (a)	12,652
122	Las Vegas Sands Corp. (a)	7,046
67	Marriott International, Inc., Class A (a)	9,620
1,413	MGM Resorts International	60,575
344	Wynn Resorts Ltd. (a)	45,363
		135,256
	Machinery - Construction & Mining - 0.0% (b)
439	Caterpillar, Inc.	105,834

	Machinery - Diversified - 0.0% (b)
303	Deere & Co.	109,413
119	Dover Corp. (f)	17,909
1,894	Flowserve Corp. (f)	80,287
82	IDEX Corp.	18,258
378	Ingersoll Rand, Inc. (a)	18,764
120	Otis Worldwide Corp.	9,400
37	Rockwell Automation, Inc.	9,758
276	Wabtec Corp.	22,842
159	Xylem, Inc.	18,781
		305,412
	Manufacturing - 0.1%
112	Catalent, Inc. (a)	11,741
62	Generac Holdings, Inc. (a)	20,381
3,920	NOV, Inc. (a) (f)	63,190
1,115	Seagate Technology Holdings PLC (f)	106,761
345	Tesla, Inc. (a)	215,701
310	Trimble, Inc. (a)	24,115
		441,889
	Media - 0.1%
7	Charter Communications, Inc., Class A (a) (f)	4,862
2,648	Discovery, Inc., Class A (a) (f)	85,027
1,124	DISH Network Corp., Class A (a)	48,917
1,204	Fox Corp., Class A (f)	44,969
4,987	News Corp., Class A (f)	134,599
1,431	ViacomCBS, Inc., Class B	60,703
892	Walt Disney Co. (a)	159,356
		538,433

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Mining - 0.0% (b)
2,089	Freeport-McMoRan, Inc.	$89,242
63	Newmont Goldcorp Corp.	4,629
		93,871
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
3,295	APA Corp.	68,536

	Miscellaneous Manufacturing - 0.0% (b)
440	AO Smith Corp.	31,271
50	Eaton Corp PLC	7,263
7,124	General Electric Co.	100,163
141	Parker-Hannifin Corp.	43,449
1,005	Textron, Inc.	68,812
224	Trane Technologies PLC	41,754
		292,712
	Office/Business Equipment - 0.0% (b)
7,129	Xerox Holdings Corp.	167,175
208	Zebra Technologies Corp., Class A (a)	103,386
		270,561
	Oil & Gas - 0.1%
1,162	Cabot Oil & Gas Corp. (f)	19,057
766	ConocoPhillips	42,697
6,120	Devon Energy Corp. (f)	162,547
1,315	Diamondback Energy, Inc.	105,292
206	EOG Resources, Inc.	16,550
343	Hess Corp. (f)	28,750
2,487	HollyFrontier Corp.	80,753
12,353	Marathon Oil Corp.	149,595
697	Marathon Petroleum Corp.	43,075
1,562	Occidental Petroleum Corp.	40,550
133	Phillips 66	11,201
268	Pioneer Natural Resources Co. (f)	40,787
196	Valero Energy Corp.	15,758
		756,612
	Oil & Gas Services - 0.0% (b)
1,339	Baker Hughes & GE Co.	32,671
1,166	Halliburton Co.	26,177
420	Schlumberger, Ltd. (f)	13,159
8,886	TechnipFMC PLC (a)	76,331
		148,338
	Packaging & Containers - 0.0% (b)
1,078	Amcor PLC	12,720

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
91	Ball Corp.	$7,477
185	Packaging Corp of America	27,500
897	Sealed Air Corp.	51,003
668	Westrock Co.	38,958
		137,658
	Pharmaceuticals - 0.0% (b)
645	AbbVie, Inc.	73,014
142	AmerisourceBergen Corp.	16,293
18	Becton Dickinson & Co.	4,354
413	Cardinal Health, Inc.	23,157
27	Cigna Corp.	6,989
18	DexCom, Inc. (a) (f)	6,649
534	Henry Schein, Inc. (a)	40,605
73	McKesson Corp. (f)	14,045
910	Perrigo Co. PLC	41,987
2,395	Viatris, Inc.	36,500
		263,593
	Pipelines - 0.0% (b)
478	Kinder Morgan, Inc.	8,766
945	ONEOK, Inc.	49,839
340	Williams Cos., Inc.	8,956
		67,561
	Professional, Scientific, and Technical Services - 0.0% (b)
1,777	Technip Energies NV (a)	26,744

	Real Estate - 0.0% (b)
606	CBRE Group, Inc., Class A (a) (f)	53,195

	Real Estate Investment Trusts - 0.1%
63	Alexandria Real Estate Equities, Inc.	11,230
1,156	Apartment Income REIT Corp.	53,847
1,156	Apartment Investment and Management Co., Class A	8,150
63	AvalonBay Communities, Inc.	13,037
196	Boston Properties, Inc. (f)	23,042
36	Digital Realty Trust, Inc. (f)	5,456
399	Duke Realty Corp.	18,538
197	Equity Residential	15,258
71	Essex Property Trust, Inc.	20,966
239	Extra Space Storage, Inc.	35,805
486	Federal Realty Investment Trust (f)	55,569
527	Healthpeak Properties, Inc. (f)	17,591
2,609	Host Hotels & Resorts, Inc. (a)	44,797
1,271	Iron Mountain, Inc. (f)	55,339

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
4,262	Kimco Realty Corp. (f)	$90,823
216	Mid-America Apartment Communities, Inc.	34,711
103	Public Storage	29,095
160	Realty Income Corp. (f)	10,944
834	Regency Centers Corp. (f)	53,876
19	SBA Communications Corp.	5,664
370	Simon Property Group, Inc. (f)	47,541
1,301	SL Green Realty Corp. (f)	103,065
631	UDR, Inc.	30,055
309	Ventas, Inc.	17,134
936	Vornado Realty Trust	44,254
164	Welltower, Inc.	12,262
752	Weyerhaeuser Co.	28,546
		886,595
	Retail - 0.1%
130	Advance Auto Parts, Inc.	24,665
7	AutoZone, Inc. (a)	9,846
67	Best Buy Co., Inc.	7,788
122	CarMax, Inc. (a) (f)	14,053
5	Chipotle Mexican Grill, Inc. (a) (f)	6,860
171	Darden Restaurants, Inc.	24,492
19	Dollar General Corp.	3,856
109	Dollar Tree, Inc. (a)	10,627
28	Domino’s Pizza, Inc. (f)	11,952
2,346	Gap, Inc.	78,474
150	Genuine Parts Co.	19,668
3,014	Kohl’s Corp.	167,247
1,125	L Brands, Inc. (a) (f)	78,604
14	O’Reilly Automotive, Inc. (a)	7,492
69	Ross Stores, Inc.	8,721
351	Target Corp. (f)	79,649
193	Tractor Supply Co.	35,068
71	Ulta Beauty, Inc. (a) (f)	24,521
80	Yum! Brands, Inc.	9,598
		623,181
	Savings & Loans - 0.0% (b)
4,537	People’s United Financial, Inc.	85,795

	Semiconductors - 0.1%
71	Advanced Micro Devices, Inc. (a)	5,686
102	Analog Devices, Inc. (f)	16,789
1,078	Applied Materials, Inc.	148,904
349	IPG Photonics Corp. (a)	73,032
199	KLA Corp.	63,061

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
166	Lam Research Corp.	$107,875
199	Microchip Technology, Inc.	31,233
912	Micron Technology, Inc. (a)	76,736
257	Qorvo, Inc. (a)	46,959
35	QUALCOMM, Inc. (f)	4,709
155	Skyworks Solutions, Inc.	26,350
27	Texas Instruments, Inc.	5,125
203	Xilinx, Inc.	25,781
		632,240
	Shipbuilding - 0.0% (b)
242	Huntington Ingalls Industries, Inc.	52,323

	Software - 0.1%
101	Activision Blizzard, Inc.	9,822
242	Akamai Technologies, Inc. (a) (f)	27,639
59	ANSYS, Inc. (a)	19,938
43	Autodesk, Inc. (a)	12,292
252	Broadridge Financial Solutions, Inc.	40,189
168	Cadence Design Systems, Inc. (a)	21,334
183	Cerner Corp.	14,320
215	Citrix Systems, Inc.	24,716
105	Electronic Arts, Inc.	15,008
37	Fidelity National Information Services, Inc.	5,512
73	Fiserv, Inc. (a)	8,410
19	Intuit, Inc.	8,343
247	Jack Henry & Associates, Inc. (f)	38,075
20	MSCI, Inc.	9,363
1,292	Oracle Corp.	101,732
230	Paychex, Inc.	23,262
109	Paycom Software, Inc. (a)	35,926
12	ServiceNow, Inc. (a)	5,687
79	Synopsys, Inc. (a)	20,093
165	Take-Two Interactive Software, Inc. (a)	30,617
106	Tyler Technologies, Inc. (a)	42,735
		515,013
	Telecommunications - 0.0% (b)
162	Arista Networks, Inc. (a)	54,980
1,196	Corning, Inc. (f)	52,181
3,069	Juniper Networks, Inc. (f)	80,807
121	Motorola Solutions, Inc.	24,842
		212,810
	Textiles - 0.0% (b)
394	Mohawk Industries, Inc. (a)	83,008

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Toys/Games/Hobbies - 0.0% (b)
248	Hasbro, Inc.	$23,801

	Transportation - 0.0% (b)
140	CH Robinson Worldwide, Inc. (f)	13,583
148	Expeditors International of Washington, Inc.	18,602
206	JB Hunt Transport Services, Inc.	35,337
131	Old Dominion Freight Line, Inc.	34,774
		102,296
	Water - 0.0% (b)
144	American Water Works Co., Inc.	22,323

	TOTAL COMMON STOCKS (Cost - $12,685,971)	16,368,988

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% (a)(c)
	PURCHASED CALL OPTIONS - 0.2%
	Financial Select Sector SPDR Fund
7,500	Expiration: September 2021, Exercise Price: $38	$28,492,500	1,252,500
	iShares Russell 2000 ETF
6,000	Expiration: June 2021, Exercise Price: $236	135,300,000	384,000
	S&P 500 Index
300	Expiration: June 2021, Exercise Price: $4,250	126,123,300	15,750
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,991,384)		1,652,250

	PURCHASED PUT OPTIONS - 0.2% (h)
	iPath Series B S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: July 2021, Exercise Price: $30	17,350,000	515,000
	iShares iBoxx $ Investment Grade Corporate Bond ETF
6,000	Expiration: July 2021, Exercise Price: $128	79,026,000	240,000
	CBOE Volatility Index
10,000	Expiration: June 2021, Exercise Price: $16	16,760,000	225,000
10,000	Expiration: July 2021, Exercise Price: $20	16,760,000	2,475,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $2,745,686)		3,455,000
	TOTAL PURCHASED OPTIONS (Cost - $4,737,070)		5,107,250
Shares
	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
9,416,937	First American Treasury Obligations Fund, Class X, 0.02% (d)		9,416,937
	TOTAL SHORT TERM INVESTMENTS (Cost - $9,416,937)		9,416,937

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares			Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.2%
143,525,204	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)		$143,525,204
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $143,525,204)		143,525,204

	TOTAL INVESTMENTS - 113.5% (Cost - $1,098,540,713)		1,233,978,301
	Liabilities in Excess of Other Assets - (13.5)%		(146,992,329)
	NET ASSETS - 100.0%		$1,086,985,972
Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.4)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	Financial Select Sector SPDR Fund
7,500	Expiration: July 2021, Exercise Price $38	$28,492,500	697,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $283,598)		697,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)%
	iPath Series B S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: June 2021, Exercise Price $31	17,350,000	310,000
	iShares iBoxx $ Investment Grade Corporate Bond ETF
6,000	Expiration: July 2021, Exercise Price $123	79,026,000	69,000
	CBOE Volatility Index
10,000	Expiration: June 2021, Exercise Price $15	16,760,000	75,000
3,000	Expiration: July 2021, Exercise Price $17	5,028,000	240,000
23,000	Expiration: July 2021, Exercise Price $18	38,548,000	2,875,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,139,077)		3,569,000
	TOTAL OPTIONS WRITTEN (Premiums Received $2,422,675)		$4,266,500

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on May 31, 2021.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $70,934,000, which is 6.5% of total net assets.

(f)	All or a portion of this security is out on loan as of May 31, 2021.

(g)	Affiliated Security; please refer to Note 9 of the Notes to Financial Statements.

(h)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	INVESTMENT COMPANIES - 99.2%
	Exchange Traded Funds - 99.2%
389,301	Columbia Diversified Fixed Income Allocation ETF	$8,342,720
926,674	First Trust TCW Opportunistic Fixed Income ETF	49,419,524
1,896,675	Invesco Preferred ETF (b)	28,620,826
670,540	iShares 5-10 Year Investment Grade Corporate Bond ETF (b)	40,205,578
285,868	iShares 7-10 Year Treasury Bond ETF (b)	32,703,299
513,673	iShares Core U.S. Aggregate Bond ETF	58,841,242
110,289	iShares JP Morgan USD Emerging Markets Bond ETF	12,336,928
266,993	Janus Henderson Mortgage-Backed Securities ETF	14,198,688
95,328	Overlay Shares Core Bond ETF	2,467,184
624,094	SPDR Blackstone / GSO Senior Loan ETF (b)	28,820,661
286,318	SPDR Bloomberg Barclays Convertible Securities ETF (b)	24,128,018
1,144,929	VanEck Vectors Fallen Angel High Yield Bond ETF (b)	36,878,163
382,216	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	19,745,279
162,321	Xtrackers Short Duration High Yield Bond ETF (b) (c)	7,780,987
1,021,920	Xtrackers USD High Yield Corporate Bond ETF (b)	40,866,582
	TOTAL INVESTMENT COMPANIES (Cost - $403,929,492)	405,355,679

	SHORT TERM INVESTMENTS - 0.7%
	Money Market Funds - 0.7%
3,037,683	First American Treasury Obligations Fund, Class X, 0.02% (a)	3,037,683
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,037,683)	3,037,683

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.9%
105,917,716	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)	105,917,716
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $105,917,716)	105,917,716

	TOTAL INVESTMENTS - 125.8% (Cost - $512,884,891)	514,311,078
	Liabilities in Excess of Other Assets - (25.8)%	(105,575,241)
	NET ASSETS - 100.0%	$408,735,837

Percentages are stated as a percent of net assets.

(a)	Interest rate reflects seven-day yield on May 31, 2021.

(b)	All or a portion of this security is out on loan as of May 31, 2021.

(c)	Affiliated Security; Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	COMMON STOCKS - 97.0%
	Aerospace/Defense - 2.9%
10,418	General Dynamics Corp.	$1,978,482
5,177	Lockheed Martin Corp.	1,978,650
		3,957,132
	Banks - 4.1%
42,418	Bank of New York Mellon Corp.	2,209,130
5,738	JPMorgan Chase & Co.	942,409
5,066	PNC Financial Services Group, Inc.	986,249
21,503	Truist Financial Corp.	1,328,455
		5,466,243
	Beverages - 1.6%
14,404	PepsiCo, Inc.	2,130,928

	Biotechnology - 2.0%
11,356	Amgen, Inc.	2,702,047

	Chemicals - 1.9%
4,418	Air Products & Chemicals, Inc.	1,323,898
8,269	International Flavors & Fragrances, Inc.	1,171,469
		2,495,367
	Commercial Services - 1.2%
8,305	Automatic Data Processing, Inc.	1,627,946

	Cosmetics/Personal Care - 4.0%
21,251	Procter & Gamble Co.	2,865,697
40,879	Unilever PLC, ADR	2,451,514
		5,317,211
	Diversified Financial Services - 3.5%
8,240	American Express Co.	1,319,471
6,232	CME Group, Inc.	1,363,312
42,771	Lazard, Ltd. - Class A	2,017,936
		4,700,719
	Electric - 3.8%
16,302	Ameren Corp.	1,372,629
14,416	American Electric Power Co., Inc.	1,239,776
77,801	NRG Energy, Inc.	2,501,302
		5,113,707
	Electrical Components & Equipment - 1.0%
14,063	Emerson Electric Co.	1,345,689

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Environmental Control - 1.0%
9,619	Waste Management, Inc.	$1,353,201

	Finance and Insurance - 2.6%
39,188	Sun Life Financial, Inc.	2,110,665
81,956	UBS Group AG (b)	1,341,620
		3,452,285
	Food - 5.9%
32,573	General Mills, Inc. (b)	2,047,539
26,020	Hormel Foods Corp. (b)	1,263,011
31,829	Kellogg Co. (b)	2,084,481
32,895	Tyson Foods, Inc. - Class A	2,615,152
		8,010,183
	Gas - 1.5%
20,156	Atmos Energy Corp.	1,998,871

	Health Care and Social Assistance - 1.0%
91,348	Danone SA, ADR	1,306,276

	Healthcare Services - 3.2%
5,491	Anthem, Inc.	2,186,626
5,223	UnitedHealth Group, Inc.	2,151,458
		4,338,084
	Household Products - 1.6%
116,317	Reckitt Benckiser Group PLC, ADR (b)	2,134,882

	Household Products/Wares - 2.6%
13,516	Clorox Co. (b)	2,388,683
8,955	Kimberly-Clark Corp.	1,169,791
		3,558,474
	Information - 1.8%
132,400	Vodafone Group PLC, ADR (b)	2,445,428

	Insurance - 4.5%
22,196	Allstate Corp.	3,032,195
19,114	Travelers Cos., Inc.	3,052,506
		6,084,701
	Management of Companies and Enterprises - 1.3%
32,199	Koninklijke Philips NV (b)	1,818,600

	Manufacturing - 7.1%
22,164	AstraZeneca PLC, ADR (b)	1,258,250

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
15,710	Bunge Ltd.	$1,363,942
14,539	Diageo PLC, ADR (b)	2,809,662
20,940	Ingredion, Inc. (b)	1,987,834
16,849	Nestle SA, ADR	2,083,716
		9,503,404
	Media - 1.5%
34,487	Comcast Corp. - Class A	1,977,485

	Mining - 3.3%
32,693	Newmont Goldcorp Corp.	2,402,281
23,725	Rio Tinto PLC, ADR (b)	2,074,277
		4,476,558
	Mining, Quarrying, and Oil and Gas Extraction - 0.9%
17,735	Agnico Eagle Mines Ltd.	1,272,486

	Miscellaneous Manufacturing - 2.5%
16,693	3M Co.	3,389,347

	Packaging & Containers - 1.1%
9,575	Packaging Corp of America	1,423,324

	Pharmaceuticals - 7.1%
7,990	Eli Lilly & Co.	1,595,923
46,255	GlaxoSmithKline PLC, ADR (b)	1,793,306
19,285	Johnson & Johnson	3,263,986
38,641	Merck & Co., Inc.	2,932,466
		9,585,681
	Pipelines - 1.0%
51,775	Williams Cos., Inc.	1,363,754

	Professional, Scientific, and Technical Services - 1.0%
46,275	Virtu Financial, Inc. - Class A	1,409,074

	Real Estate Investment Trusts - 4.5%
12,050	Boston Properties, Inc. (b)	1,416,598
5,469	Camden Property Trust	685,703
19,165	Healthpeak Properties, Inc. (b)	639,728
4,204	Mid-America Apartment Communities, Inc.	675,583
13,888	National Retail Properties, Inc.	643,709
3,976	PS Business Parks, Inc.	616,121
9,496	Realty Income Corp. (b)	649,526
10,842	Regency Centers Corp.	700,393
		6,027,361

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Retail - 1.7%
15,979	Walmart, Inc.	$2,269,497

	Semiconductors - 6.7%
4,519	Broadcom, Inc.	2,134,459
47,063	Intel Corp.	2,688,239
6,641	KLA Corp.	2,104,467
11,370	Texas Instruments, Inc.	2,158,253
		9,085,418
	Software - 1.0%
9,325	Electronic Arts, Inc.	1,332,822

	Telecommunications - 1.1%
29,386	Cisco Systems, Inc.	1,554,519

	Transportation and Warehousing - 2.0%
33,416	Enbridge, Inc.	1,285,847
26,162	TC Energy Corp.	1,335,832
		2,621,679
	Utilities - 1.5%
57,126	OGE Energy Corp.	1,970,847

	TOTAL COMMON STOCKS (Cost - $117,832,219)	130,621,230

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
9,473	Pitney Bowes, Inc., 6.7%	234,741

	Real Estate Investment Trusts - 0.0% (d)
21,147	CBL & Associates Properties, Inc. (a)	21,147

	TOTAL PREFERRED STOCKS (Cost - $339,203)	255,888

	CONVERTIBLE PREFERRED STOCKS - 0.4%
	Manufacturing - 0.4%
2,600	Energizer Holdings, Inc., 7.5%	251,342
5,150	International Flavors & Fragrances, Inc., 6.0%	257,706
		509,048

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $449,876)	509,048

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	SHORT TERM INVESTMENTS - 1.7%
	Money Market Funds - 1.7%
2,353,488	First American Treasury Obligations Fund, Class X, 0.02% (c)	$2,353,488
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,353,488)	2,353,488

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.9%
20,115,034	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	20,115,034
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $20,115,034)	20,115,034

	TOTAL INVESTMENTS - 114.2% (Cost - $141,089,820)	153,854,688
	Liabilities in Excess of Other Assets - (14.2)%	(19,167,535)
	NET ASSETS - 100.0%	$134,687,153

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is out on loan as of May 31, 2021.

(c)	Interest rate reflects seven-day yield on May 31, 2021.

(d)	Rounds to less than 0.1%.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	COMMON STOCKS - 100.0%
	Advertising - 0.1%
2,354	Interpublic Group of Cos., Inc.	$79,306
1,300	Omnicom Group, Inc.	106,912
		186,218
	Aerospace/Defense - 1.2%
3,208	Boeing Co. (a) (f)	792,440
1,400	General Dynamics Corp.	265,874
2,347	Howmet Aerospace, Inc. (a)	83,272
1,273	L3Harris Technologies, Inc.	277,590
1,495	Lockheed Martin Corp.	571,389
935	Northrop Grumman Corp.	342,088
280	Teledyne Technologies, Inc. (a)	117,452
328	TransDigm Group, Inc. (a)	212,820
		2,662,925
	Agriculture - 0.8%
11,150	Altria Group, Inc.	548,803
3,363	Archer Daniels Midland Co. (d)	223,740
9,395	Philip Morris International, Inc. (f)	905,960
		1,678,503
	Airlines - 0.3%
736	Alaska Air Group, Inc. (a)	50,931
3,655	American Airlines Group, Inc. (a)	88,597
3,817	Delta Air Lines, Inc. (a)	181,995
3,509	Southwest Airlines Co. (a)	215,663
1,742	United Airlines Holdings, Inc. (a)	101,646
		638,832
	Apparel - 0.7%
2,060	Hanesbrands, Inc. (d)	40,252
7,578	Nike, Inc., Class B (f)	1,034,094
425	PVH Corp. (a)	48,799
288	Ralph Lauren Corp. (a) (d)	35,735
1,669	Tapestry, Inc. (a)	74,921
1,128	Under Armour, Inc., Class A (a) (d)	25,470
1,174	Under Armour, Inc., Class C (a) (d)	22,377
1,921	VF Corp.	153,142
		1,434,790
	Auto Manufacturers - 0.6%
886	Cummins, Inc.	227,950
23,464	Ford Motor Co. (a)	340,932
7,589	General Motors Co. (a)	450,103

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
2,085	PACCAR, Inc.	$190,903
		1,209,888
	Auto Parts & Equipment - 0.1%
1,635	Aptiv PLC (a)	245,937
1,470	BorgWarner, Inc.	75,396
		321,333
	Banks - 5.4%
45,695	Bank of America Corp. (f)	1,937,011
4,916	Bank of New York Mellon Corp.	256,025
12,507	Citigroup, Inc.	984,426
2,555	Citizens Financial Group, Inc.	127,495
839	Comerica, Inc.	65,853
4,272	Fifth Third Bancorp	180,022
1,041	First Republic Bank	199,289
2,067	Goldman Sachs Group, Inc.	768,965
6,111	Huntington Bancshares, Inc.	96,921
18,347	JPMorgan Chase & Co. (f)	3,013,311
5,851	KeyCorp	134,807
774	M&T Bank Corp.	124,374
9,017	Morgan Stanley	820,096
1,251	Northern Trust Corp.	151,609
2,540	PNC Financial Services Group, Inc.	494,487
5,748	Regions Financial Corp. (d)	134,561
2,122	State Street Corp.	184,572
312	SVB Financial Group (a)	181,862
8,087	Truist Financial Corp.	499,615
24,638	Wells Fargo & Co. (f)	1,151,087
989	Zions Bancorp NA	57,243
		11,563,631
	Beverages - 1.5%
1,107	Brown-Forman Corp., Class B (d)	88,959
23,336	Coca-Cola Co. (f)	1,290,247
1,022	Constellation Brands, Inc., Class A	244,994
1,133	Molson Coors Brewing Co., Class B (a) (d)	66,077
2,235	Monster Beverage Corp. (a)	210,693
8,351	PepsiCo, Inc. (f)	1,235,447
		3,136,417
	Biotechnology - 1.5%
1,320	Alexion Pharmaceuticals, Inc. (a)	233,046
3,507	Amgen, Inc. (f)	834,456
925	Biogen, Inc. (a)	247,419
131	Bio-Rad Laboratories, Inc., Class A (a)	78,910
4,497	Corteva, Inc.	204,614

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
7,582	Gilead Sciences, Inc.	$501,246
878	Illumina, Inc. (a)	356,152
1,123	Incyte Corp. (a)	94,085
630	Regeneron Pharmaceuticals, Inc. (a)	316,531
1,561	Vertex Pharmaceuticals, Inc. (a)	325,671
		3,192,130
	Building Materials - 0.5%
4,895	Carrier Global Corp.	224,828
836	Fortune Brands Home & Security, Inc.	86,242
4,365	Johnson Controls International PLC	290,447
371	Martin Marietta Materials, Inc.	134,914
1,572	Masco Corp. (d)	94,807
797	Vulcan Materials Co.	146,106
		977,344
	Chemicals - 1.7%
1,338	Air Products & Chemicals, Inc.	400,945
643	Albemarle Corp.	107,433
703	Celanese Corp.	116,311
1,286	CF Industries Holdings, Inc.	68,377
4,478	Dow, Inc. (d)	306,385
3,220	DuPont de Nemours, Inc.	272,380
816	Eastman Chemical Co.	102,326
785	FMC Corp.	91,602
1,499	International Flavors & Fragrances, Inc.	212,363
3,164	Linde PLC	951,098
1,548	LyondellBasell Industries NV, Class A	174,336
2,066	Mosaic Co.	74,665
1,418	PPG Industries, Inc.	254,843
1,459	Sherwin-Williams Co.	413,670
		3,546,734
	Commercial Services - 2.5%
2,586	Automatic Data Processing, Inc.	506,908
537	Cintas Corp.	189,851
1,492	Ecolab, Inc.	320,899
731	Equifax, Inc.	171,814
505	FleetCor Technologies, Inc. (a)	138,592
537	Gartner, Inc. (a)	124,498
1,812	Global Payments, Inc.	351,002
2,241	IHS Markit, Ltd.	236,000
231	MarketAxess Holdings, Inc.	107,771
972	Moody’s Corp.	325,960
2,142	Nielsen Holdings PLC (d)	58,284
7,064	PayPal Holdings, Inc. (a) (f)	1,836,781

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
829	Quanta Services, Inc.	$79,045
696	Robert Half International, Inc.	61,798
1,334	Rollins, Inc.	45,476
1,438	S&P Global, Inc. (d)	545,678
436	United Rentals, Inc. (a)	145,607
983	Verisk Analytics, Inc.	169,892
		5,415,856
	Computers - 7.0%
3,834	Accenture PLC, Class A	1,081,801
96,641	Apple, Inc. (f)	12,042,435
3,217	Cognizant Technology Solutions Corp., Class A	230,209
1,534	DXC Technology Co. (a)	58,169
813	Fortinet, Inc. (a)	177,673
7,803	Hewlett Packard Enterprise Co.	124,536
8,344	HP, Inc.	243,895
5,347	International Business Machines Corp. (f)	768,578
813	Leidos Holdings, Inc.	83,536
1,356	NetApp, Inc.	104,914
1,844	Western Digital Corp. (a)	138,724
		15,054,470
	Cosmetics/Personal Care - 1.3%
5,192	Colgate-Palmolive Co.	434,986
1,366	Estee Lauder Cos., Inc., Class A	418,706
14,988	Procter & Gamble Co. (f)	2,021,132
		2,874,824
	Distribution/Wholesale - 0.3%
1,248	Copart, Inc. (a)	161,004
3,466	Fastenal Co.	183,837
1,684	LKQ Corp. (a)	85,817
272	WW Grainger, Inc.	125,707
		556,365
	Diversified Financial Services - 4.2%
3,921	American Express Co.	627,870
713	Ameriprise Financial, Inc.	185,266
854	BlackRock, Inc. (f)	748,992
2,743	Capital One Financial Corp.	441,020
656	CBOE Global Markets, Inc. (d)	73,013
8,968	Charles Schwab Corp.	662,287
2,170	CME Group, Inc.	474,709
1,847	Discover Financial Services (d)	216,579
1,652	Franklin Resources, Inc. (d)	56,515
3,397	Intercontinental Exchange, Inc.	383,453
2,265	Invesco, Ltd.	64,620

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
5,337	MasterCard, Inc., Class A (f)	$1,924,415
692	Nasdaq, Inc.	115,882
739	Raymond James Financial, Inc.	97,984
3,263	Synchrony Financial (d)	154,699
1,362	T. Rowe Price Group, Inc.	260,619
10,227	Visa, Inc. (d) (f)	2,324,597
2,472	Western Union Co. (d)	60,490
		8,873,010
	Electric - 2.4%
3,975	AES Corp.	101,005
1,502	Alliant Energy Corp.	85,839
1,491	Ameren Corp.	125,542
2,979	American Electric Power Co., Inc.	256,194
3,290	CenterPoint Energy, Inc. (d)	83,237
1,728	CMS Energy Corp.	108,415
2,061	Consolidated Edison, Inc.	159,192
4,908	Dominion Energy, Inc.	373,695
1,171	DTE Energy Co.	161,586
4,420	Duke Energy Corp.	442,972
2,280	Edison International	127,383
1,207	Entergy Corp.	127,049
1,368	Evergy, Inc.	84,802
2,062	Eversource Energy	167,414
5,840	Exelon Corp.	263,501
3,282	FirstEnergy Corp.	124,421
11,677	NextEra Energy, Inc.	854,990
1,452	NRG Energy, Inc.	46,682
677	Pinnacle West Capital Corp.	57,261
4,635	PPL Corp.	134,925
3,040	Public Service Enterprise Group, Inc. (d)	188,845
1,731	Sempra Energy	234,533
6,374	Southern Co.	407,426
1,896	WEC Energy Group, Inc.	178,053
3,153	Xcel Energy, Inc. (d)	223,485
		5,118,447
	Electrical Components & Equipment - 0.3%
1,383	AMETEK, Inc.	186,843
3,597	Emerson Electric Co.	344,197
		531,040
	Electronics - 1.4%
1,846	Agilent Technologies, Inc.	254,988
553	Allegion PLC	77,685
3,608	Amphenol Corp., Class A	242,674

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
2,034	Fortive Corp.	$147,506
907	Garmin, Ltd.	129,012
4,220	Honeywell International, Inc.	974,440
1,129	Keysight Technologies, Inc. (a)	160,747
144	Mettler-Toledo International, Inc. (a)	187,337
680	PerkinElmer, Inc.	98,647
633	Roper Technologies, Inc.	284,856
1,995	TE Connectivity, Ltd.	270,682
810	Vontier Corp. (a)	28,415
377	Waters Corp. (a)	121,488
		2,978,477
	Engineering & Construction - 0.1%
782	Jacobs Engineering Group, Inc.	111,107

	Entertainment - 0.0% (b)
871	Live Nation Entertainment, Inc. (a) (d)	78,486

	Environmental Control - 0.3%
998	Pentair PLC	68,832
1,265	Republic Services, Inc.	138,113
2,343	Waste Management, Inc.	329,613
		536,558
	Food - 1.1%
1,220	Campbell Soup Co. (d)	59,377
2,947	Conagra Brands, Inc. (d)	112,281
3,683	General Mills, Inc. (d)	231,513
890	Hershey Co. (d)	154,015
1,695	Hormel Foods Corp. (d)	82,275
688	J.M. Smucker Co. (d)	91,704
1,539	Kellogg Co. (d)	100,789
3,901	Kraft Heinz Co. (d)	170,045
4,633	Kroger Co. (d)	171,328
880	Lamb Weston Holdings, Inc.	72,591
1,505	McCormick & Co., Inc.	134,035
8,626	Mondelez International, Inc., Class A	548,010
3,059	Sysco Corp.	247,779
1,772	Tyson Foods, Inc., Class A	140,874
		2,316,616
	Forest Products & Paper - 0.1%
2,343	International Paper Co.	147,843

	Gas - 0.1%
760	Atmos Energy Corp.	75,369

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
2,311	NiSource, Inc.	$58,931
		134,300
	Hand/Machine Tools - 0.1%
329	Snap-on, Inc. (d)	83,770
965	Stanley Black & Decker, Inc.	209,212
		292,982
	Healthcare Products - 3.8%
10,741	Abbott Laboratories (f)	1,252,938
275	ABIOMED, Inc. (a)	78,260
433	Align Technology, Inc. (a)	255,535
3,073	Baxter International, Inc.	252,355
8,627	Boston Scientific Corp. (a)	367,079
294	Cooper Cos., Inc.	115,674
3,834	Danaher Corp.	982,041
1,319	Dentsply Sirona, Inc.	88,267
3,761	Edwards Lifesciences Corp. (a)	360,680
1,562	Hologic, Inc. (a) (d)	98,500
515	IDEXX Laboratories, Inc. (a)	287,427
711	Intuitive Surgical, Inc. (a)	598,790
8,173	Medtronic PLC	1,034,620
874	ResMed, Inc.	179,913
518	STERIS PLC	98,865
1,979	Stryker Corp.	505,179
284	Teleflex, Inc.	114,222
2,392	Thermo Fisher Scientific, Inc.	1,123,044
446	West Pharmaceutical Services, Inc.	154,989
1,258	Zimmer Biomet Holdings, Inc.	211,759
		8,160,137
	Healthcare Services - 2.1%
1,503	Anthem, Inc.	598,525
3,510	Centene Corp. (a)	258,336
445	DaVita, Inc. (a)	53,431
1,584	HCA Healthcare, Inc.	340,227
799	Humana, Inc.	349,722
1,158	IQVIA Holdings, Inc. (a)	278,105
584	Laboratory Corp. of America Holdings (a)	160,296
801	Quest Diagnostics, Inc. (d)	105,468
5,722	UnitedHealth Group, Inc. (f)	2,357,006
469	Universal Health Services, Inc., Class B	74,867
		4,575,983
	Home Builders - 0.3%
1,981	DR Horton, Inc.	188,769
1,646	Lennar Corp., Class A	162,970

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
20	NVR, Inc. (a)	$97,745
1,606	PulteGroup, Inc.	92,811
		542,295
	Home Furnishings - 0.1%
799	Leggett & Platt, Inc. (d)	43,969
379	Whirlpool Corp. (d)	89,857
		133,826
	Household Products/Wares - 0.3%
498	Avery Dennison Corp.	109,824
1,505	Church & Dwight Co., Inc. (d)	129,024
761	Clorox Co. (d)	134,491
2,054	Kimberly-Clark Corp.	268,314
		641,653
	Housewares - 0.0% (b)
2,283	Newell Brands, Inc. (a)	65,499

	Information - 0.0% (b)
5,867	Lumen Technologies, Inc. (d)	81,199

	Insurance - 3.6%
3,919	Aflac, Inc.	222,129
1,814	Allstate Corp.	247,811
5,180	American International Group, Inc.	273,711
1,375	Aon PLC, Class A (d)	348,384
1,156	Arthur J Gallagher & Co.	169,481
356	Assurant, Inc.	57,369
11,694	Berkshire Hathaway, Inc., Class B (a) (f)	3,384,711
2,710	Chubb Ltd.	460,673
904	Cincinnati Financial Corp. (d)	110,026
241	Everest Re Group Ltd.	62,650
580	Globe Life, Inc.	61,144
2,145	Hartford Financial Services Group, Inc.	140,176
1,090	Lincoln National Corp.	76,071
1,408	Loews Corp.	82,199
3,046	Marsh & McLennan Cos., Inc.	421,414
4,588	MetLife, Inc.	299,872
1,541	Principal Financial Group, Inc.	100,766
3,505	Progressive Corp.	347,275
2,379	Prudential Financial, Inc. (d)	254,482
1,520	Travelers Cos., Inc.	242,744
1,222	Unum Group	37,845
774	Willis Towers Watson PLC	202,293

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
850	WR Berkley Corp.	$66,291
		7,669,517
	Internet - 9.5%
1,810	Alphabet, Inc., Class A (a) (f)	4,265,898
2,565	Amazon.com, Inc. (a) (f)	8,267,175
246	Booking Holdings, Inc. (a)	580,941
861	CDW Corp.	142,427
3,962	eBay, Inc.	241,207
812	Expedia Group, Inc. (a)	143,683
372	F5 Networks, Inc. (a)	68,980
14,496	Facebook, Inc., Class A (a) (f)	4,765,270
2,671	Netflix, Inc. (a) (f)	1,343,005
3,545	NortonLifeLock, Inc.	98,055
4,762	Twitter, Inc. (a)	276,196
610	VeriSign, Inc. (a)	134,151
		20,326,988
	Iron/Steel - 0.1%
1,799	Nucor Corp. (d)	184,469

	Leisure Time - 0.2%
4,484	Carnival Corp. (a) (d)	132,547
1,884	Norwegian Cruise Line Holdings Ltd. (a) (d)	60,100
1,375	Royal Caribbean Cruises Ltd. (a) (d)	128,246
		320,893
	Lodging - 0.3%
1,679	Hilton Worldwide Holdings, Inc. (a)	210,328
1,996	Las Vegas Sands Corp. (a)	115,269
1,607	Marriott International, Inc., Class A (a)	230,733
2,482	MGM Resorts International	106,404
583	Wynn Resorts Ltd. (a)	76,880
		739,614
	Machinery - Construction & Mining - 0.4%
3,279	Caterpillar, Inc.	790,501

	Machinery - Diversified - 0.8%
1,894	Deere & Co.	683,923
868	Dover Corp.	130,634
780	Flowserve Corp. (d)	33,064
457	IDEX Corp.	101,756
2,253	Ingersoll Rand, Inc. (a)	111,839
2,444	Otis Worldwide Corp.	191,438
698	Rockwell Automation, Inc.	184,077
1,084	Wabtec Corp.	89,712

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
1,086	Xylem, Inc.	$128,278
		1,654,721
	Manufacturing - 4.0%
1,750	Alphabet, Inc., Class C (a)	4,220,230
997	Catalent, Inc. (a)	104,516
757	Enphase Energy, Inc. (a)	108,289
257	Monolithic Power Systems, Inc.	88,182
2,348	NOV, Inc. (a)	37,850
9,130	Raytheon Technologies Corp. (f)	809,922
1,350	Seagate Technology Holdings PLC (d)	129,263
1,001	Teradyne, Inc. (d)	132,482
4,551	Tesla, Inc. (a) (d)	2,845,376
1,504	Trimble, Inc. (a)	116,996
		8,593,106
	Media - 2.2%
877	Charter Communications, Inc., Class A (a) (d)	609,103
27,501	Comcast Corp., Class A (f)	1,576,907
970	Discovery, Inc., Class A (a) (d)	31,147
1,780	Discovery, Inc., Class C (a) (d)	53,489
1,484	DISH Network Corp., Class A (a)	64,584
2,040	Fox Corp., Class A (d)	76,194
938	Fox Corp., Class B	34,031
2,376	News Corp., Class A (d)	64,128
741	News Corp., Class B	19,036
3,417	ViacomCBS, Inc., Class B	144,949
10,868	Walt Disney Co. (a) (f)	1,941,568
		4,615,136
	Mining - 0.3%
8,673	Freeport-McMoRan, Inc.	370,511
4,854	Newmont Goldcorp Corp.	356,672
		727,183
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
2,284	APA Corp.	47,507

	Miscellaneous Manufacturing - 1.3%
3,464	3M Co. (f)	703,331
817	AO Smith Corp.	58,064
2,389	Eaton Corp PLC	347,002
52,675	General Electric Co.	740,610
1,742	Illinois Tool Works, Inc.	403,726
777	Parker-Hannifin Corp.	239,433
1,381	Textron, Inc.	94,557

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
1,449	Trane Technologies PLC	$270,094
		2,856,817
	Office/Business Equipment - 0.1%
1,007	Xerox Holdings Corp.	23,614
328	Zebra Technologies Corp., Class A (a)	163,033
		186,647
	Oil & Gas - 2.3%
2,407	Cabot Oil & Gas Corp. (d)	39,475
11,547	Chevron Corp. (f)	1,198,463
8,097	ConocoPhillips	451,327
3,583	Devon Energy Corp.	95,164
950	Diamondback Energy, Inc.	76,067
3,500	EOG Resources, Inc.	281,190
25,444	Exxon Mobil Corp. (f)	1,485,166
1,644	Hess Corp.	137,800
905	HollyFrontier Corp.	29,385
4,768	Marathon Oil Corp.	57,740
3,881	Marathon Petroleum Corp.	239,846
5,024	Occidental Petroleum Corp.	130,423
2,623	Phillips 66	220,909
1,219	Pioneer Natural Resources Co. (d)	185,520
2,435	Valero Energy Corp.	195,774
		4,824,249
	Oil & Gas Services - 0.2%
4,089	Baker Hughes & GE Co., Class A	99,772
5,316	Halliburton Co.	119,344
8,340	Schlumberger, Ltd.	261,292
		480,408
	Packaging & Containers - 0.2%
9,489	Amcor PLC	111,970
1,982	Ball Corp.	162,841
566	Packaging Corp of America	84,136
930	Sealed Air Corp.	52,880
1,573	Westrock Co.	91,737
		503,564
	Pharmaceuticals - 5.2%
10,705	AbbVie, Inc. (f)	1,211,806
881	AmerisourceBergen Corp.	101,086
1,755	Becton Dickinson & Co.	424,517
13,633	Bristol-Myers Squibb Co.	895,961
1,776	Cardinal Health, Inc.	99,580
2,171	Cigna Corp.	561,963

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
7,921	CVS Health Corp.	$684,691
583	DexCom, Inc. (a) (d)	215,354
4,797	Eli Lilly & Co. (f)	958,153
856	Henry Schein, Inc. (a)	65,090
15,921	Johnson & Johnson (f)	2,694,629
968	McKesson Corp.	186,234
15,316	Merck & Co., Inc. (f)	1,162,331
821	Perrigo Co. PLC	37,881
33,522	Pfizer, Inc. (f)	1,298,307
7,320	Viatris, Inc. (f)	111,557
2,870	Zoetis, Inc., Class A	507,072
		11,216,212
	Pipelines - 0.2%
11,610	Kinder Morgan, Inc.	212,927
2,652	ONEOK, Inc.	139,867
7,255	Williams Cos., Inc.	191,097
		543,891
	Real Estate - 0.1%
2,031	CBRE Group, Inc., Class A (a) (d)	178,281

	Real Estate Investment Trusts - 2.5%
735	Alexandria Real Estate Equities, Inc.	131,021
2,688	American Tower Corp.	686,676
843	AvalonBay Communities, Inc.	174,450
856	Boston Properties, Inc.	100,631
2,596	Crown Castle International Corp.	491,942
1,698	Digital Realty Trust, Inc.	257,349
2,250	Duke Realty Corp.	104,535
540	Equinix, Inc.	397,829
2,064	Equity Residential (d)	159,857
395	Essex Property Trust, Inc.	116,639
785	Extra Space Storage, Inc.	117,601
417	Federal Realty Investment Trust	47,680
3,251	Healthpeak Properties, Inc. (d)	108,518
4,268	Host Hotels & Resorts, Inc. (a)	73,281
1,730	Iron Mountain, Inc. (d)	75,324
2,632	Kimco Realty Corp. (d)	56,088
690	Mid-America Apartment Communities, Inc.	110,883
4,446	Prologis, Inc.	523,917
920	Public Storage	259,882
2,113	Realty Income Corp. (d)	144,529
959	Regency Centers Corp.	61,951
673	SBA Communications Corp.	200,635
1,984	Simon Property Group, Inc.	254,924

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
439	SL Green Realty Corp. (d)	$34,778
1,778	UDR, Inc.	84,686
2,257	Ventas, Inc.	125,151
952	Vornado Realty Trust	45,011
2,539	Welltower, Inc.	189,841
4,484	Weyerhaeuser Co.	170,213
		5,305,822
	Retail - 5.1%
409	Advance Auto Parts, Inc.	77,599
139	AutoZone, Inc. (a)	195,517
1,390	Best Buy Co., Inc.	161,574
984	CarMax, Inc. (a) (d)	113,347
171	Chipotle Mexican Grill, Inc. (a) (d)	234,609
2,658	Costco Wholesale Corp.	1,005,442
777	Darden Restaurants, Inc.	111,290
1,473	Dollar General Corp.	298,960
1,410	Dollar Tree, Inc. (a)	137,475
239	Domino’s Pizza, Inc. (d)	102,022
1,260	Gap, Inc.	42,147
874	Genuine Parts Co.	114,599
6,411	Home Depot, Inc. (f)	2,044,532
1,418	L Brands, Inc. (a)	99,076
4,379	Lowe’s Cos., Inc.	853,161
4,481	McDonald’s Corp. (d) (f)	1,048,061
437	O’Reilly Automotive, Inc. (a)	233,847
2,128	Ross Stores, Inc.	268,958
7,031	Starbucks Corp.	800,690
3,019	Target Corp.	685,071
7,205	TJX Cos., Inc.	486,626
698	Tractor Supply Co.	126,827
336	Ulta Beauty, Inc. (a) (d)	116,041
4,328	Walgreens Boots Alliance, Inc.	227,912
8,349	Walmart, Inc. (f)	1,185,808
1,808	Yum! Brands, Inc.	216,906
		10,988,097
	Retail Trade - 0.1%
746	Etsy, Inc. (a)	122,889

	Savings & Loans - 0.0% (b)
2,566	People’s United Financial, Inc.	48,523

	Semiconductors - 5.2%
7,288	Advanced Micro Devices, Inc. (a)	583,623
2,235	Analog Devices, Inc. (d)	367,881

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
5,501	Applied Materials, Inc.	$759,853
2,466	Broadcom, Inc. (f)	1,164,766
24,679	Intel Corp. (f)	1,409,665
219	IPG Photonics Corp. (a)	45,828
935	KLA Corp.	296,292
868	Lam Research Corp.	564,070
1,620	Maxim Integrated Products, Inc.	165,256
1,577	Microchip Technology, Inc.	247,510
6,738	Micron Technology, Inc. (a)	566,935
3,762	NVIDIA Corp. (f)	2,444,472
687	Qorvo, Inc. (a)	125,529
6,829	QUALCOMM, Inc.	918,774
1,001	Skyworks Solutions, Inc.	170,170
5,532	Texas Instruments, Inc.	1,050,084
1,492	Xilinx, Inc.	189,484
		11,070,192
	Shipbuilding - 0.0% (b)
243	Huntington Ingalls Industries, Inc.	52,539

	Software - 9.5%
4,637	Activision Blizzard, Inc.	450,948
2,897	Adobe, Inc. (a) (f)	1,461,768
981	Akamai Technologies, Inc. (a) (d)	112,040
515	ANSYS, Inc. (a)	174,039
1,318	Autodesk, Inc. (a)	376,764
701	Broadridge Financial Solutions, Inc.	111,796
1,686	Cadence Design Systems, Inc. (a)	214,105
1,833	Cerner Corp.	143,432
744	Citrix Systems, Inc.	85,530
1,749	Electronic Arts, Inc.	249,985
3,788	Fidelity National Information Services, Inc.	564,336
3,478	Fiserv, Inc. (a)	400,666
1,580	Intuit, Inc.	693,762
465	Jack Henry & Associates, Inc. (d)	71,680
45,597	Microsoft Corp. (f)	11,384,659
510	MSCI, Inc.	238,746
11,469	Oracle Corp. (f)	903,069
1,922	Paychex, Inc.	194,391
300	Paycom Software, Inc. (a)	98,880
5,514	salesforce.com, Inc. (a) (f)	1,312,884
1,185	ServiceNow, Inc. (a)	561,548
924	Synopsys, Inc. (a)	235,010
691	Take-Two Interactive Software, Inc. (a)	128,222

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
246	Tyler Technologies, Inc. (a)	$99,177
		20,267,437
	Telecommunications - 2.4%
328	Arista Networks, Inc. (a)	111,317
42,786	AT&T, Inc. (f)	1,259,192
25,356	Cisco Systems, Inc. (f)	1,341,333
4,621	Corning, Inc. (d)	201,614
1,998	Juniper Networks, Inc. (d)	52,607
1,026	Motorola Solutions, Inc.	210,648
3,495	T-Mobile US, Inc. (a)	494,368
24,892	Verizon Communications, Inc. (f)	1,406,149
		5,077,228
	Textiles - 0.0% (b)
359	Mohawk Industries, Inc. (a)	75,634

	Toys/Games/Hobbies - 0.0% (b)
766	Hasbro, Inc.	73,513

	Transportation - 1.8%
819	CH Robinson Worldwide, Inc. (d)	79,459
4,601	CSX Corp.	460,652
1,021	Expeditors International of Washington, Inc.	128,329
1,455	FedEx Corp.	458,049
500	JB Hunt Transport Services, Inc.	85,770
564	Kansas City Southern	167,892
1,530	Norfolk Southern Corp.	429,777
580	Old Dominion Freight Line, Inc.	153,961
4,035	Union Pacific Corp.	906,786
4,307	United Parcel Service, Inc., Class B	924,282
		3,794,957
	Water - 0.1%
1,092	American Water Works Co., Inc.	169,282

	Wholesale Trade - 0.1%
242	Pool Corp.	105,644

	TOTAL COMMON STOCKS (Cost - $163,819,090)	213,381,179

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 1.2% (a)(c)(g)
	PURCHASED CALL OPTIONS - 0.0% (b)
	S&P 500 Index
225	Expiration: June 2021, Exercise Price: $4,250	$94,592,475	$11,813
100	Expiration: June 2021, Exercise Price: $4,250	42,041,100	42,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $89,749)		53,813

	PURCHASED PUT OPTIONS - 1.2%
	S&P 500 Index
170	Expiration: June 2021, Exercise Price: $3,840	71,469,870	97,750
165	Expiration: July 2021, Exercise Price: $4,100	69,367,815	860,475
170	Expiration: August 2021, Exercise Price: $3,975	71,469,870	1,059,100
	CBOE Volatility Index
4,000	Expiration: June 2021, Exercise Price: $16	6,704,000	90,000
2,000	Expiration: June 2021, Exercise Price: $19	3,352,000	330,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $6,301,953)		2,437,325
	TOTAL PURCHASED OPTIONS (Cost - $6,391,702)		2,491,138

Shares
	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
1,936,286	First American Treasury Obligations Fund, Class X, 0.02% (e)		1,936,286
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,936,286)		1,936,286

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.7%
10,034,075	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (e)		10,034,075
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $10,034,075)		10,034,075

	TOTAL INVESTMENTS - 106.8% (Cost - $182,181,153)		227,842,678
	Liabilities in Excess of Other Assets - (6.8)%		(14,058,289)
	NET ASSETS - 100.0%		$213,454,389

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.3)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.7)%
	S&P 500 Index
170	Expiration: June 2021, Exercise Price $4,110	$71,469,870	$2,000,900
85	Expiration: July 2021, Exercise Price $4,340	35,734,935	164,050
170	Expiration: August 2021, Exercise Price $4,260	71,469,870	1,368,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,400,464)		3,533,450

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.6)%
	S&P 500 Index
165	Expiration: July 2021, Exercise Price $3,830	69,367,815	340,725
170	Expiration: August 2021, Exercise Price $3,725	71,469,870	582,250
	CBOE Volatility Index
6,000	Expiration: June 2021, Exercise Price $17	10,056,000	315,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,250,372)		1,237,975
	TOTAL OPTIONS WRITTEN (Premiums Received $4,650,836)		$4,771,425

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	All or a portion of this security is out on loan as of May 31, 2021.

(e)	Interest rate reflects seven-day yield on May 31, 2021.

(f)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $91,804,108, which is 43.0% of total net assets.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	COMMON STOCKS - 98.8%
	Accommodation and Food Services - 0.3%
1,917	Caesars Entertainment, Inc. (a)	$205,982
2,026	Penn National Gaming, Inc. (a)	166,071
		372,053
	Advertising - 0.6%
8,112	Interpublic Group of Cos., Inc.	273,293
4,205	Omnicom Group, Inc.	345,819
		619,112
	Aerospace/Defense - 1.3%
3,138	General Dynamics Corp.	595,938
2,266	Northrop Grumman Corp.	829,061
		1,424,999
	Agriculture - 1.6%
24,477	Altria Group, Inc.	1,204,758
7,649	Archer Daniels Midland Co. (b)	508,888
		1,713,646
	Auto Manufacturers - 0.6%
45,753	Ford Motor Co. (a)	664,791

	Auto Parts & Equipment - 0.2%
4,544	BorgWarner, Inc.	233,062

	Banks - 3.9%
2,598	Comerica, Inc.	203,917
3,622	Goldman Sachs Group, Inc.	1,347,456
15,014	KeyCorp	345,923
16,785	Regions Financial Corp. (b)	392,937
928	SVB Financial Group (a)	540,922
18,632	Truist Financial Corp.	1,151,085
3,497	Zions Bancorp NA	202,406
		4,184,646
	Biotechnology - 1.4%
4,430	Amgen, Inc.	1,054,074
583	Biogen, Inc. (a)	155,941
7,766	Corteva, Inc.	353,353
		1,563,368
	Building Materials - 1.0%
2,785	Fortune Brands Home & Security, Inc.	287,301
8,094	Johnson Controls International PLC	538,575
819	Martin Marietta Materials, Inc.	297,829
		1,123,705

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Chemicals - 0.4%
4,093	CF Industries Holdings, Inc.	$217,625
6,963	Mosaic Co.	251,643
		469,268
	Commercial Services - 1.4%
1,794	Gartner, Inc. (a)	415,921
7,904	Nielsen Holdings PLC (b)	215,068
2,823	Quanta Services, Inc.	269,173
2,295	Robert Half International, Inc.	203,773
1,327	United Rentals, Inc. (a)	443,165
		1,547,100
	Computers - 4.5%
6,338	Accenture PLC, Class A	1,788,330
5,319	Cognizant Technology Solutions Corp., Class A	380,627
2,192	Fortinet, Inc. (a) (b)	479,040
22,978	HP, Inc.	671,647
10,901	International Business Machines Corp.	1,566,910
		4,886,554
	Cosmetics/Personal Care - 2.1%
16,649	Procter & Gamble Co.	2,245,118

	Distribution/Wholesale - 0.6%
6,529	LKQ Corp. (a)	332,718
722	WW Grainger, Inc.	333,679
		666,397
	Diversified Financial Services - 2.6%
4,072	Capital One Financial Corp.	654,696
6,585	Franklin Resources, Inc. (b)	225,273
10,416	Invesco, Ltd.	297,168
2,871	Raymond James Financial, Inc.	380,666
10,278	Synchrony Financial (b)	487,280
3,651	T. Rowe Price Group, Inc.	698,619
		2,743,702
	Electric - 2.1%
2,591	Ameren Corp.	218,162
3,060	CMS Energy Corp.	191,985
2,676	DTE Energy Co.	369,261
2,991	Evergy, Inc.	185,412
5,963	FirstEnergy Corp.	226,057
1,842	Pinnacle West Capital Corp.	155,796
7,846	PPL Corp.	228,397
4,166	Public Service Enterprise Group, Inc. (b)	258,792

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
6,465	Southern Co.	$413,243
		2,247,105
	Electrical Components & Equipment - 0.6%
6,853	Emerson Electric Co.	655,764

	Electronics - 0.7%
3,057	Garmin, Ltd.	434,828
820	PerkinElmer, Inc. (b)	118,957
520	Waters Corp. (a)	167,570
		721,355
	Engineering & Construction - 0.3%
1,885	Jacobs Engineering Group, Inc. (b)	267,821

	Environmental Control - 0.6%
3,637	Pentair PLC	250,844
3,330	Republic Services, Inc.	363,569
		614,413
	Food - 2.5%
8,515	Conagra Brands, Inc. (b)	324,421
7,855	General Mills, Inc.	493,765
2,975	Hershey Co.	514,824
2,251	J.M. Smucker Co. (b)	300,036
13,291	Kroger Co. (b)	491,501
6,473	Tyson Foods, Inc., Class A	514,604
		2,639,151
	Hand/Machine Tools - 0.7%
1,236	Snap-on, Inc.	314,710
2,206	Stanley Black & Decker, Inc.	478,261
		792,971
	Healthcare Products - 2.9%
5,870	Danaher Corp.	1,503,542
398	IDEXX Laboratories, Inc. (a)	222,128
2,630	Thermo Fisher Scientific, Inc.	1,234,785
319	West Pharmaceutical Services, Inc.	110,855
		3,071,310
	Healthcare Services - 6.4%
2,540	Anthem, Inc.	1,011,479
4,604	HCA Healthcare, Inc.	988,893
1,202	Laboratory Corp. of America Holdings (a)	329,925
1,287	Quest Diagnostics, Inc. (b)	169,459
10,458	UnitedHealth Group, Inc.	4,307,859

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
677	Universal Health Services, Inc., Class B	$108,070
		6,915,685
	Home Builders - 0.8%
5,371	DR Horton, Inc.	511,803
5,246	PulteGroup, Inc.	303,166
		814,969
	Home Furnishings - 0.3%
1,284	Whirlpool Corp.	304,424

	Household Products/Wares - 0.5%
1,385	Avery Dennison Corp.	305,434
1,470	Clorox Co. (b)	259,793
		565,227
	Housewares - 0.3%
9,393	Newell Brands, Inc. (a)	269,485

	Information - 0.2%
14,195	Lumen Technologies, Inc. (b)	196,459

	Insurance - 7.3%
10,661	Aflac, Inc.	604,265
5,022	Allstate Corp.	686,055
3,541	Arthur J Gallagher & Co.	519,146
14,895	Berkshire Hathaway, Inc., Class B (a)	4,311,209
3,294	Cincinnati Financial Corp.	400,913
10,603	MetLife, Inc.	693,012
3,881	Travelers Cos., Inc.	619,796
		7,834,396
	Internet - 5.0%
1,833	Alphabet, Inc., Class A (a)	4,320,106
2,523	CDW Corp.	417,355
1,559	F5 Networks, Inc. (a)	289,085
12,079	NortonLifeLock, Inc.	334,105
		5,360,651
	Iron/Steel - 0.4%
4,010	Nucor Corp. (b)	411,185

	Machinery - Diversified - 0.8%
2,371	Dover Corp.	356,836
6,019	Otis Worldwide Corp.	471,468
		828,304

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Manufacturing - 0.3%
2,787	Teradyne, Inc. (b)	$368,859

	Media - 1.1%
6,773	DISH Network Corp., Class A (a)	294,761
10,335	Fox Corp., Class A (b)	386,012
12,121	ViacomCBS, Inc., Class B	514,173
		1,194,946
	Mining - 1.1%
14,793	Freeport-McMoRan, Inc.	631,957
7,049	Newmont Goldcorp Corp.	517,960
		1,149,917
	Miscellaneous Manufacturing - 1.8%
8,283	3M Co.	1,681,780
3,012	AO Smith Corp.	214,063
		1,895,843
	Office/Business Equipment - 0.4%
815	Zebra Technologies Corp., Class A (a)	405,096

	Oil & Gas - 0.6%
7,499	Devon Energy Corp.	199,173
13,620	Marathon Oil Corp.	164,938
1,708	Pioneer Natural Resources Co. (b)	259,941
		624,052
	Oil & Gas Services - 0.2%
7,828	Baker Hughes & GE Co.	191,003

	Packaging & Containers - 0.2%
3,929	Sealed Air Corp.	223,403

	Pharmaceuticals - 6.5%
17,424	AbbVie, Inc.	1,972,397
2,444	Cigna Corp.	632,629
13,416	CVS Health Corp.	1,159,679
19,090	Johnson & Johnson	3,230,983
		6,995,688
	Pipelines - 0.7%
27,554	Kinder Morgan, Inc.	505,341
11,051	Williams Cos., Inc.	291,083
		796,424
	Real Estate - 0.4%
4,992	CBRE Group, Inc., Class A (a) (b)	438,198

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Real Estate Investment Trusts - 2.4%
1,122	AvalonBay Communities, Inc.	$232,187
4,571	Duke Realty Corp.	212,369
2,033	Extra Space Storage, Inc.	304,564
8,097	Kimco Realty Corp.	172,547
1,404	Mid-America Apartment Communities, Inc.	225,623
1,784	Public Storage	503,944
3,407	Simon Property Group, Inc. (b)	437,765
11,568	Weyerhaeuser Co.	439,121
		2,528,120
	Retail - 10.6%
3,821	Best Buy Co., Inc.	444,153
1,292	Darden Restaurants, Inc.	185,053
522	Domino’s Pizza, Inc. (b)	222,826
13,100	Home Depot, Inc.	4,177,721
5,704	L Brands, Inc.	398,539
10,864	Lowe’s Cos., Inc.	2,116,633
3,833	McDonald’s Corp.	896,500
7,702	Target Corp.	1,747,738
2,311	Tractor Supply Co.	419,909
8,352	Walgreens Boots Alliance, Inc.	439,816
2,808	Yum! Brands, Inc.	336,876
		11,385,764
	Semiconductors - 3.0%
1,728	KLA Corp.	547,586
8,818	Micron Technology, Inc. (a)	741,947
1,979	Qorvo, Inc. (a)	361,603
2,200	Skyworks Solutions, Inc.	374,000
6,571	Texas Instruments, Inc.	1,247,307
		3,272,443
	Software - 8.2%
2,729	Akamai Technologies, Inc. (a)	311,679
2,163	Broadridge Financial Solutions, Inc.	344,955
1,388	Cerner Corp.	108,611
17,216	Microsoft Corp.	4,298,491
42,242	Oracle Corp.	3,326,135
1,479	Synopsys, Inc. (a)	376,169
		8,766,040
	Telecommunications - 4.2%
40,079	Cisco Systems, Inc.	2,120,179
12,469	Corning, Inc.	544,022
32,932	Verizon Communications, Inc.	1,860,329
		4,524,530

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Textiles - 0.3%
1,460	Mohawk Industries, Inc. (a)	$307,593

	Transportation - 1.9%
3,165	Expeditors International of Washington, Inc.	397,809
3,192	FedEx Corp.	1,004,874
1,823	JB Hunt Transport Services, Inc.	312,717
1,360	Old Dominion Freight Line, Inc.	361,013
		2,076,413
	TOTAL COMMON STOCKS (Cost - $95,661,885)	106,112,528

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
1,032,733	First American Treasury Obligations Fund, Class X, 0.02% (c)	1,032,733
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,032,733)	1,032,733

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%
5,689,628	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	5,689,628
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $5,689,628)	5,689,628

	TOTAL INVESTMENTS - 105.0% (Cost - $102,384,246)	112,834,889
	Liabilities in Excess of Other Assets - (5.0)%	(5,384,764)
	NET ASSETS - 100.0%	$107,450,125

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of this security is out on loan as of May 31, 2021.

(c)	Interest rate reflects seven-day yield on May 31, 2021.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace/Defense - 1.0%
32,756	Howmet Aerospace, Inc. (a)	$1,162,183

	Apparel - 1.4%
11,184	Nike, Inc., Class B	1,526,169

	Auto Parts & Equipment - 0.7%
5,236	Aptiv PLC (a)	787,599

	Banks - 4.6%
45,736	Bank of America Corp.	1,938,749
5,747	Goldman Sachs Group, Inc.	2,137,999
6,339	JPMorgan Chase & Co.	1,041,117
		5,117,865
	Beverages - 2.8%
13,974	Molson Coors Brewing Co., Class B (a)	814,964
15,514	PepsiCo, Inc.	2,295,141
		3,110,105
	Biotechnology - 3.5%
8,836	Amgen, Inc.	2,102,438
4,839	Biogen, Inc. (a)	1,294,336
996	Regeneron Pharmaceuticals, Inc. (a)	500,420
		3,897,194
	Chemicals - 2.2%
8,174	DuPont de Nemours, Inc.	691,439
5,003	International Flavors & Fragrances, Inc.	708,775
3,661	Linde PLC	1,100,496
		2,500,710
	Commercial Services - 3.7%
2,397	MarketAxess Holdings, Inc.	1,118,297
4,643	Moody’s Corp.	1,557,030
2,213	PayPal Holdings, Inc. (a)	575,424
4,813	Verisk Analytics, Inc.	831,831
		4,082,582
	Computers - 7.2%
64,882	Apple, Inc.	8,084,946

	Diversified Financial Services - 2.2%
12,616	American Express Co.	2,020,200
1,136	MasterCard, Inc., Class A	409,619
		2,429,819

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Environmental Control - 1.8%
17,867	Republic Services, Inc.	$1,950,719

	Food - 0.8%
7,509	Campbell Soup Co.	365,463
7,185	Kellogg Co. (b)	470,546
		836,009
	Healthcare Products - 1.2%
10,670	Medtronic PLC	1,350,715

	Healthcare Services - 2.1%
1,570	Anthem, Inc.	625,205
7,922	Centene Corp. (a)	583,059
5,063	HCA Healthcare, Inc.	1,087,482
		2,295,746
	Household Products/Wares - 0.3%
1,517	Avery Dennison Corp.	334,544

	Insurance - 2.3%
18,398	Allstate Corp.	2,513,351

	Internet - 8.9%
2,762	Alphabet, Inc., Class A (a)	6,509,620
229	Booking Holdings, Inc. (a)	540,795
29,974	eBay, Inc.	1,824,817
3,430	Facebook, Inc., Class A (a)	1,127,544
		10,002,776
	Lodging - 1.0%
8,616	Hilton Worldwide Holdings, Inc. (a)	1,079,326

	Machinery - Diversified - 0.7%
2,327	Deere & Co.	840,280

	Manufacturing - 4.2%
5,437	BioMarin Pharmaceutical, Inc. (a)	420,280
5,301	Enphase Energy, Inc. (a)	758,308
30,272	Keurig Dr Pepper, Inc.	1,118,853
6,227	Owens Corning	664,110
1,784	Tesla, Inc. (a)	1,115,392
23,267	Vertiv Holdings Co.	577,487
		4,654,430
	Media - 2.5%
5,980	Comcast Corp., Class A	342,893

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
13,932	Walt Disney Co. (a)	$2,488,952
		2,831,845
	Miscellaneous Manufacturing - 1.4%
110,632	General Electric Co.	1,555,486

	Oil & Gas - 1.9%
4,705	Chevron Corp.	488,332
28,522	Exxon Mobil Corp.	1,664,829
		2,153,161
	Pharmaceuticals - 5.3%
25,852	Bristol-Myers Squibb Co.	1,698,994
10,512	Cigna Corp.	2,721,031
1,289	DexCom, Inc. (a) (b)	476,144
8,664	Merck & Co., Inc.	657,511
27,735	Viatris, Inc.	422,681
		5,976,361
	Professional, Scientific, and Technical Services - 0.5%
3,414	VMware, Inc., Class A (a) (b)	539,036

	Real Estate Investment Trusts - 2.9%
1,429	Alexandria Real Estate Equities, Inc.	254,733
8,801	Digital Realty Trust, Inc. (b)	1,333,880
38,545	Iron Mountain, Inc. (b)	1,678,249
		3,266,862
	Retail - 4.1%
13,131	Lowe’s Cos., Inc.	2,558,313
15,155	Starbucks Corp.	1,725,851
1,488	Target Corp.	337,657
		4,621,821
	Retail Trade - 1.7%
43,811	Albertsons Cos, Inc., Class A	840,733
2,983	Five Below, Inc. (a)	549,230
9,883	KKR & Co, Inc. (b)	550,384
		1,940,347
	Semiconductors - 4.4%
3,719	Broadcom, Inc.	1,756,595
26,951	Intel Corp.	1,539,441
6,739	Micron Technology, Inc. (a)	567,020
909	NVIDIA Corp.	590,650
3,328	QUALCOMM, Inc.	447,749
		4,901,455

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Value
	Software - 13.2%
3,430	Cadence Design Systems, Inc. (a)	$435,576
3,844	Citrix Systems, Inc.	441,906
36,107	Microsoft Corp.	9,015,196
1,192	MSCI, Inc.	558,011
27,735	Oracle Corp.	2,183,854
7,221	salesforce.com, Inc. (a)	1,719,320
1,674	Synopsys, Inc. (a)	425,765
		14,779,628
	Telecommunications - 2.0%
18,507	AT&T, Inc.	544,661
23,822	Cisco Systems, Inc.	1,260,184
6,742	Verizon Communications, Inc.	380,855
		2,185,700
	Transportation - 2.9%
4,166	Union Pacific Corp.	936,225
10,793	United Parcel Service, Inc., Class B	2,316,178
		3,252,403
	Water - 1.7%
12,294	American Water Works Co., Inc.	1,905,816

	TOTAL COMMON STOCKS (Cost - $105,450,180)	108,466,989

	SHORT TERM INVESTMENTS - 2.7%
	Money Market Funds - 2.7%
3,079,058	First American Treasury Obligations Fund, Class X, 0.02% (c)	3,079,058
	TOTAL SHORT TERM INVESTMENTS (Cost - $3,079,058)	3,079,058

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%
4,644,286	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	4,644,286
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $4,644,286)	4,644,286

	TOTAL INVESTMENTS - 104.0% (Cost - $113,173,524)	116,190,333
	Liabilities in Excess of Other Assets - (4.0)%	(4,482,124)
	NET ASSETS - 100.0%	$111,708,209

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of this security is out on loan as of May 31, 2021.

(c)	Interest rate reflects seven-day yield on May 31, 2021.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities (Unaudited)

May 31, 2021

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$790,907,491	$1,025,861,533	$505,252,778	$141,089,820
Investments in Affiliated Securities, at Cost	—	72,679,180	7,632,113	—
Investments in Unaffiliated Securities, at Value (a)	$876,271,502	$1,145,718,638	$506,530,091	$153,854,688
Investments in Affiliated Securities, at Value	—	88,259,663	7,780,987	—
Cash	—	38	—	250,000
Receivable for Investment Securities Sold	—	391,109	—	—
Receivable for Fund Shares Sold	1,272,724	2,517,369	871,227	346,963
Dividends and Interest Receivable	86	17,021	39	400,940
Dividend Reclaims	—	—	—	98,232
Prepaid Expenses and Other Assets	92,997	87,234	54,525	55,756
Total Assets	877,637,309	1,236,991,072	515,236,869	155,006,579

Liabilities:
Options written, at value (Premiums received $0, $2,422,675, $0 and $0)	—	4,266,500	—	—
Collateral received for securities loaned (Note 5)	211,546,416	143,525,204	105,917,716	20,115,034
Payable for Investment Securities Purchased	—	583,639	—	—
Payable for Fund Shares Redeemed	130,467	374,788	193,647	29,062
Accrued Administration Fees	34,075	51,734	18,110	18,852
Accrued Advisory Fees	553,225	913,097	265,717	86,396
Accrued Custodian Fees	6,560	9,037	3,351	2,953
Accrued Legal Fees	20,865	26,842	8,731	5,428
Accrued Distribution Fees (12b-1) - Advisor Class	12,299	4,236	125	22,240
Accrued Registration Fees	11,352	6,325	9,658	13,863
Accrued Shareholder Servicing Fees - Investor Class	187,748	158,712	53,081	—
Accrued Trustees Fees	2,740	2,743	1,259	3,150
Accrued Expenses and Other Liabilities	36,163	82,153	29,637	22,448
Total Liabilities	212,541,910	150,005,100	106,501,032	20,319,426

Net Assets	$665,095,399	$1,086,985,972	$408,735,837	$134,687,153

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$530,716,536	$921,299,917	$414,658,850	$126,784,305
Distributable Earnings/(Accumulated Deficit)	134,378,863	165,686,055	(5,923,013)	7,902,848
Net Assets	$665,095,399	$1,086,985,972	$408,735,837	$134,687,153

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$658,923,983	$1,052,856,310	$404,832,487	$123,940,325
Shares of Beneficial Interest Outstanding	42,225,885	41,592,765	41,737,833	1,930,938

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.60	$25.31	$9.70	$64.19

Advisor Class Shares:
Net Assets	$3,882,275	$7,175,309	$3,766,681	$10,746,828
Shares of Beneficial Interest Outstanding	249,720	283,694	385,987	167,308

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.55	$25.29	$9.76	$64.23

Institutional Class Shares:
Net Assets	$2,289,141	$26,954,353	$136,669	$—
Shares of Beneficial Interest Outstanding	146,299	1,062,852	14,145	—

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.65	$25.36	$9.66	$—

(a) Includes loaned securities with a value of (see Portfolio of Investments for those affiliated securities that are loaned):	$207,544,944	$140,814,269	$103,342,668	$19,675,138

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued) May 31, 2021

	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund	Horizon ESG Defensive Core Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$182,181,153	$102,384,246	$113,173,524
Investments in Unaffiliated Securities, at Value (a)	$227,842,678	$112,834,889	$116,190,333
Cash	7,859	—	—
Receivable for Investment Securities Sold	59,466	—	—
Receivable for Fund Shares Sold	489,043	254,732	125,831
Dividends and Interest Receivable	277,322	141,819	127,949
Dividend Reclaims	—	588	—
Prepaid Expenses and Other Assets	29,213	62,776	42,723
Total Assets	228,705,581	113,294,804	116,486,836

Liabilities:
Options written, at value (Premiums received $4,650,836, $0 and $0)	4,771,425	—	—
Collateral received for securities loaned (Note 5)	10,034,075	5,689,628	4,644,286
Payable for Investment Securities Purchased	103,691	—	—
Payable for Fund Shares Redeemed	131,085	56,621	6,576
Accrued Administration Fees	14,754	10,990	2,655
Accrued Advisory Fees	129,359	57,652	76,645
Accrued Audit Fees	—	9,273	—
Accrued Custodian Fees	7,369	4,774	1,559
Accrued Legal Fees	4,815	812	14,396
Accrued Registration Fees	13,893	5,243	198
Accrued Distribution Fees (12b-1) - Investor Class	—	—	7,227
Accrued Distribution Fees (12b-1) - Advisor Class	16,136	5	5,640
Accrued Trustees Fees	2,386	—	616
Accrued Expenses and Other Liabilities	22,204	9,681	18,829
Total Liabilities	15,251,192	5,844,679	4,778,627

Net Assets	$213,454,389	$107,450,125	$111,708,209

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$182,177,065	$63,857,295	$107,773,187
Distributable Earnings	31,277,324	43,592,830	3,935,022
Net Assets	$213,454,389	$107,450,125	$111,708,209

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$194,271,083	$107,040,695	$84,977,971
Shares of Beneficial Interest Outstanding	3,246,750	3,359,694	2,556,533

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.84	$31.86	$33.24

Advisor Class Shares:
Net Assets	$19,183,306	$409,430	$26,730,238
Shares of Beneficial Interest Outstanding	320,565	12,868	806,683

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.84	$31.82	33.14

(a) Includes loaned securities with a value of:	$9,836,154	$5,582,360	$4,575,029

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations (Unaudited)

For the Six Months Ended May 31, 2021

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $30, $0 and $35,118)	$4,524,719	$6,261,551	$6,167,834	$1,701,694
Dividend Income from affiliated Securities	—	386,716	233,828	—
Interest Income	846	663	378	329
Total Investment Income	4,525,565	6,648,930	6,402,040	1,702,023

Expenses:
Investment Advisory Fees	2,945,741	4,750,944	1,587,057	460,190
Shareholder Servicing Fees - Investor Class	294,640	458,467	204,173	—
Administrative & Accounting Service Fees	128,484	197,040	99,778	43,102
Transfer Agent Fees	71,546	73,859	40,666	20,216
Registration Fees	41,090	57,762	42,847	28,222
Legal Fees	35,375	56,587	24,921	8,294
Trustees’ Fees and Expenses	37,513	58,676	26,566	9,312
Miscellaneous Expenses	25,529	62,044	24,874	8,790
Chief Compliance Officer & Compliance Fees	18,299	34,429	13,670	5,857
Custodian Fees	16,313	25,774	11,336	4,856
Printing and Postage Expenses	13,746	19,191	9,566	9,718
Audit Fees	10,017	10,420	9,329	9,741
Distribution Fees (12b-1) - Advisor Class	4,819	7,935	4,634	11,802
Insurance Fees	5,791	10,137	10,189	6,938
Distribution Fees (12b-1) - Investor Class	—	—	—	56,638
Interest Expense	1,640	4,849	2,757	65
Total Expenses	3,650,543	5,828,114	2,112,363	683,741
Securities Lending Expense Offset	(332,637)	(343,977)	(151,056)	(11,412)
Fees Recouped by the Adviser	4,388	—	—	17,853
Fees Waived by the Adviser	—	—	—	(14,218)

Net Expenses	3,322,294	5,484,137	1,961,307	675,964

Net Investment Income	1,203,271	1,164,793	4,440,733	1,026,059

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	55,746,285	81,107,764	3,434,732	16,970,318
Net Long-Term Capital Gain Distributions	—	—	183,698	—
Affiliated Investments	—	2,449,038	(15,404)	—
Purchased Options	41,775	(5,654,349)	—	(788,017)
Written Options	208,502	3,449,702	—	229,371
Foreign Currency	—	—	—	56
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	39,618,385	57,391,169	(10,129,065)	2,722,916
Affiliated Investments	—	10,046,920	141,963	—
Purchased Options	211,697	48,802	—	105,292
Written Options	—	(1,490,312)	—	—
Foreign Currency	—	—	—	(76)
Net Realized and Unrealized Gain (Loss) on Investments	95,826,644	147,348,734	(6,384,076)	19,239,860

Net Increase (Decrease) in Net Assets Resulting From Operations	$97,029,915	$148,513,527	$(1,943,343)	$20,265,919

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) (Continued) For the Six Months Ended May 31, 2021

	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund	Horizon ESG Defensive Core Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $54, $0 and $0)	$1,622,935	$1,564,496	$235,203
Interest Income	355	119	262
Total Investment Income	1,623,290	1,564,615	235,465

Expenses:
Investment Advisory Fees	886,182	715,965	114,985
Administrative & Accounting Service Fees	64,969	51,696	14,090
Transfer Agent Fees	24,806	28,055	15,899
Registration Fees	30,870	32,923	11,758
Legal Fees	13,326	7,352	3,144
Trustees’ Fees and Expenses	15,376	11,766	1,260
Miscellaneous Expenses	8,176	6,982	1,243
Chief Compliance Officer & Compliance Fees	9,645	8,088	1,093
Custodian Fees	32,189	15,352	10,121
Printing and Postage Expenses	10,281	6,959	1,977
Audit Fees	9,271	9,274	5,390
Distribution Fees (12b-1) - Advisor Class	26,923	885	10,279
Insurance Fees	6,399	2,785	10
Distribution Fees (12b-1) - Investor Class	100,003	89,142	11,220
Interest Expense	9,481	—	—
Total Expenses	1,247,897	987,224	202,469
Securities Lending Expense Offset	(3,545)	(3,389)	(1,438)
Fees Recouped by the Adviser	—	11,653	8,836
Fees Waived by the Adviser	(66,680)	(19,451)	(44,253)

Net Expenses	1,177,672	976,037	165,614

Net Investment Income	445,618	588,578	69,851

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	25,187,973	37,431,269	921,009
Purchased Options	(16,319,229)	—	—
Written Options	(3,199,296)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	5,409,246	(9,543,588)	2,094,802
Purchased Options	1,214,312	—	—
Written Options	(856,422)	—	—
Net Realized and Unrealized Gain on Investments	11,436,584	27,887,681	3,015,811

Net Increase in Net Assets Resulting From Operations	$11,882,202	$28,476,259	$3,085,662

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$1,203,271	$3,887,329
Net Realized Gain on Investments	55,996,562	36,530,127
Net Change in Unrealized Appreciation on Investments	39,830,082	15,435,457
Net Increase in Net Assets Resulting From Operations	97,029,915	55,852,913

Distributions to Shareholders From:
Distributable earnings
Investor Class	(34,106,308)	(3,464,791)
Advisor Class	(242,577)	(43,024)
Institutional Class	(102,761)	(239,551)
Total Distributions to Shareholders	(34,451,646)	(3,747,366)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	127,326,934	202,412,573
Advisor Class	2,113,219	6,045,953
Institutional Class	833,150	8,099,523
Distributions Reinvested
Investor Class	32,878,445	3,314,346
Advisor Class	175,788	38,374
Institutional Class	102,761	239,551
Cost of Shares Redeemed
Investor Class	(84,538,246)	(240,665,906)
Advisor Class	(9,043,337)	(5,566,352)
Institutional Class	(592,277)	(38,111,521)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	69,256,437	(64,193,459)

Increase (Decrease) in Net Assets	131,834,706	(12,087,912)

Net Assets:
Beginning of Period/Year	533,260,693	545,348,605
End of Period/Year	$665,095,399	$533,260,693

Share Activity:
Investor Class:
Shares Issued	8,525,626	16,763,649
Shares Reinvested	2,412,212	257,525
Shares Redeemed	(5,763,896)	(20,313,409)
Net Increase (Decrease)	5,173,942	(3,292,235)

Advisor Class:
Shares Issued	141,792	517,248
Shares Reinvested	12,935	2,993
Shares Redeemed	(622,370)	(430,875)
Net Increase (Decrease)	(467,643)	89,366

Institutional Class:
Shares Issued	56,314	693,989
Shares Reinvested	7,523	18,584
Shares Redeemed	(40,225)	(2,855,260)
Net Increase (Decrease)	23,612	(2,142,687)

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$1,164,793	$6,547,918
Net Realized Gain (Loss) on Investments	81,352,155	(26,854,842)
Net Change in Unrealized Appreciation on Investments	65,996,579	38,536,926
Net Increase in Net Assets Resulting From Operations	148,513,527	18,230,002

Distributions to Shareholders From:
Distributable earnings
Investor Class	(2,892,896)	(7,582,927)
Advisor Class	(21,213)	(1,359)
Institutional Class	(191,051)	(674,574)
Total Distributions to Shareholders	(3,105,160)	(8,258,860)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	312,526,064	480,907,603
Advisor Class	3,420,970	7,267,563
Institutional Class	4,071,144	7,956,644
Distributions Reinvested
Investor Class	2,802,160	7,203,726
Advisor Class	11,470	1,359
Institutional Class	191,051	673,553
Cost of Shares Redeemed
Investor Class	(166,334,030)	(472,054,516)
Advisor Class	(3,593,725)	(2,102,852)
Institutional Class	(23,253,407)	(30,083,423)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	129,841,697	(230,343)

Increase in Net Assets	275,250,064	9,740,799

Net Assets:
Beginning of Period/Year	811,735,908	801,995,109
End of Period/Year	$1,086,985,972	$811,735,908

Share Activity:
Investor Class:
Shares Issued	13,336,127	24,770,984
Shares Reinvested	126,053	332,429
Shares Redeemed	(7,044,149)	(24,485,116)
Net Increase	6,418,031	618,297

Advisor Class:
Shares Issued	139,977	390,519
Shares Reinvested	516	63
Shares Redeemed	(151,262)	(104,411)
Net Increase (Decrease)	(10,769)	286,171

Institutional Class:
Shares Issued	169,881	409,210
Shares Reinvested	8,583	31,039
Shares Redeemed	(976,766)	(1,517,636)
Net Decrease	(798,302)	(1,077,387)

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$4,440,733	$6,293,778
Net Realized Gain on Investments	3,603,026	8,652,290
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,987,102)	7,435,730
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,943,343)	22,381,798

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(6,162,163)	(6,597,800)
Advisor Class	(49,657)	(35,254)
Institutional Class	(2,630)	(4,791)
Total Distributions to Shareholders	(6,214,450)	(6,637,845)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	78,918,835	308,522,229
Advisor Class	732,274	3,877,638
Institutional Class	15,114	302,989
Distributions Reinvested
Investor Class	5,819,853	6,233,403
Advisor Class	45,145	34,438
Institutional Class	2,630	4,791
Cost of Shares Redeemed
Investor Class	(102,782,284)	(171,700,477)
Advisor Class	(834,839)	(2,523,258)
Institutional Class	(61,097)	(8,225,534)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(18,144,369)	136,526,219

Increase (Decrease) in Net Assets	(26,302,162)	152,270,172

Net Assets:
Beginning of Period/Year	435,037,999	282,767,827
End of Period/Year	$408,735,837	$435,037,999

Share Activity:
Investor Class:
Shares Issued	8,060,907	32,423,819
Shares Reinvested	592,256	656,510
Shares Redeemed	(10,456,878)	(18,400,287)
Net Increase (Decrease)	(1,803,715)	14,680,042

Advisor Class:
Shares Issued	74,408	404,105
Shares Reinvested	4,568	3,616
Shares Redeemed	(84,402)	(262,134)
Net Increase (Decrease)	(5,426)	145,587

Institutional Class:
Shares Issued	1,556	32,889
Shares Reinvested	269	508
Shares Redeemed	(6,330)	(867,783)
Net Decrease	(4,505)	(834,386)

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$1,026,059	$3,174,629
Net Realized Gain (Loss) on Investments	16,411,728	(21,185,814)
Net Change in Unrealized Appreciation on Investments	2,828,132	4,709,053
Net Increase (Decrease) in Net Assets Resulting From Operations	20,265,919	(13,302,132)

Distributions to Shareholders From:
Distributable earnings
Investor Class	(1,308,154)	(3,727,018)
Advisor Class	(96,026)	(602,435)
Total Distributions to Shareholders	(1,404,180)	(4,329,453)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	18,548,456	75,905,073
Advisor Class	3,465,476	10,196,716
Distributions Reinvested
Investor Class	1,307,696	3,726,574
Advisor Class	74,577	475,886
Cost of Shares Redeemed
Investor Class	(18,091,309)	(116,808,266)
Advisor Class	(3,034,911)	(26,213,335)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	2,269,985	(52,717,352)

Increase (Decrease) in Net Assets	21,131,724	(70,348,937)

Net Assets:
Beginning of Period/Year	113,555,429	183,904,366
End of Period/Year	$134,687,153	$113,555,429

Share Activity:
Investor Class:
Shares Issued	310,008	1,513,537
Shares Reinvested	22,116	69,115
Shares Redeemed	(305,819)	(2,348,799)
Net Increase (Decrease)	26,305	(766,147)

Advisor Class:
Shares Issued	57,148	194,692
Shares Reinvested	1,251	8,821
Shares Redeemed	(50,775)	(512,641)
Net Increase (Decrease)	7,624	(309,128)

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$445,618	$1,300,271
Net Realized Gain (Loss) on Investments	5,669,448	(11,999,746)
Net Change in Unrealized Appreciation on Investments	5,767,136	20,776,875
Net Increase in Net Assets Resulting From Operations	11,882,202	10,077,400

Distributions to Shareholders From:
Distributable earnings
Investor Class	(1,227,816)	(910,223)
Advisor Class	(96,990)	(102,844)
Total Distributions to Shareholders	(1,324,806)	(1,013,067)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	57,237,725	122,098,676
Advisor Class	3,413,257	15,317,797
Distributions Reinvested
Investor Class	1,227,606	910,154
Advisor Class	79,341	75,200
Cost of Shares Redeemed
Investor Class	(84,690,661)	(83,224,179)
Advisor Class	(10,166,982)	(14,574,578)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(32,899,714)	40,603,070

Increase (Decrease) in Net Assets	(22,342,318)	49,667,403

Net Assets:
Beginning of Period/Year	235,796,707	186,129,304
End of Period/Year	$213,454,389	$235,796,707

Share Activity:
Investor Class:
Shares Issued	976,971	2,272,168
Shares Reinvested	21,402	16,792
Shares Redeemed	(1,454,563)	(1,605,672)
Net Increase (Decrease)	(456,190)	683,288

Advisor Class:
Shares Issued	58,291	284,181
Shares Reinvested	1,382	1,387
Shares Redeemed	(174,796)	(271,764)
Net Increase (Decrease)	(115,123)	13,804

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Year Ended November 30, 2020(1)
	(Unaudited)
Operations:
Net Investment Income	$588,578	$620,918
Net Realized Gain (Loss) on Investments	37,431,269	(4,740,343)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,543,588)	18,824,128
Net Increase in Net Assets Resulting From Operations	28,476,259	14,704,703

Distributions to Shareholders From:
Distributable earnings
Investor Class	(630,763)	(220,775)
Advisor Class	(2,114)	—
Total Distributions to Shareholders	(632,877)	(220,775)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	43,479,941	142,608,371
Advisor Class	344,390	728,483
Distributions Reinvested
Investor Class	630,699	220,732
Advisor Class	1,793	—
Cost of Shares Redeemed
Investor Class	(170,686,206)	(37,126,755)
Advisor Class	(779,756)	(74,803)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(127,009,139)	106,356,028

Increase (Decrease) in Net Assets	(99,165,757)	120,839,956

Net Assets:
Beginning of Period/Year	206,615,882	85,775,926
End of Period/Year	$107,450,125	$206,615,882

Share Activity:
Investor Class:
Shares Issued	1,448,320	5,783,053
Shares Reinvested	23,010	8,348
Shares Redeemed	(5,683,612)	(1,491,204)
Net Increase (Decrease)	(4,212,282)	4,300,197

Advisor Class:
Shares Issued	11,237	29,766
Shares Reinvested	65	—
Shares Redeemed	(25,313)	(2,887)
Net Increase (Decrease)	(14,011)	26,879

(1)	Horizon U.S. Defensive Equity Fund, Advisor Class, commenced operations on January 31, 2020.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2021	For the Period Ended November 30, 2020(1)
	(Unaudited)
Operations:
Net Investment Income	$69,851	$19,048
Net Realized Gain on Investments	921,009	154,474
Net Change in Unrealized Appreciation on Investments	2,094,802	922,007
Net Increase in Net Assets Resulting From Operations	3,085,662	1,095,529

Distributions to Shareholders From:
Distributable earnings
Investor Class	(129,856)	—
Advisor Class	(116,569)	—
Total Distributions to Shareholders	(246,425)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	80,583,459	3,674,103
Advisor Class	22,470,922	3,715,169
Distributions Reinvested
Investor Class	129,856	—
Advisor Class	116,569	—
Cost of Shares Redeemed
Investor Class	(1,694,539)	(52,237)
Advisor Class	(1,004,846)	(165,013)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	100,601,421	7,172,022

Increase in Net Assets	103,440,658	8,267,551

Net Assets:
Beginning of Period	8,267,551	—
End of Period	$111,708,209	$8,267,551

Share Activity:
Investor Class:
Shares Issued	2,466,017	140,527
Shares Reinvested	4,474	—
Shares Redeemed	(52,408)	(2,077)
Net Increase	2,418,083	138,450

Advisor Class:
Shares Issued	685,483	155,294
Shares Reinvested	4,025	—
Shares Redeemed	(32,081)	(6,038)
Net Increase	657,427	149,256

(1)	Horizon ESG Defensive Core Fund, Investor and Advisor Class, commenced operations on December 26, 2019 and January 8, 2020, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.07		$12.61	$12.68	$14.20		$11.56		$11.99
Income From Investment Operations:
Net investment income (c,f)	0.03		0.09	0.08	0.07	(h)	0.08		0.12
Net gain (loss) from investments (both realized and unrealized)	2.42		1.46	0.65	(0.02	)(h)	2.66		(0.20)
Total from investment operations	2.45		1.55	0.73	0.05		2.74		(0.08)

Less Distributions:
From net investment income	(0.07)		(0.09)	(0.08)	(0.07)		(0.10)		(0.20)
From net realized gains	(0.85)		—	(0.72)	(1.50)		—		(0.15)
Total Distributions	(0.92)		(0.09)	(0.80)	(1.57)		(0.10)		(0.35)

Net Asset Value, End of Period/Year	$15.60		$14.07	$12.61	$12.68		$14.20		$11.56

Total Return	18.31	%(j)	12.32%	7.23%	0.46%		23.76%		(0.59)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$658,924		$521,477	$508,839	$477,097		$393,833		$354,279
Ratio to average net assets:
Gross expenses (d,e)	1.23	%(i)	1.25%	1.21%	1.28	%(g)	1.48%		1.54%
Net expenses (a,d)	1.11	%(i)	1.20%	1.24%	1.27	%(g)	1.36	%(b)	1.43%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	0.41	%(i)	0.75%	0.66%	0.56%		0.61%		1.09%
Portfolio turnover rate	77	%(j)	208%	279%	256%		168%		406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, and 0.01%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.01		$12.55	$12.62	$14.16		$11.56	$11.99
Income From Investment Operations:
Net investment income (b,f)	0.02		0.08	0.07	0.05	(e)	0.05	0.12
Net gain (loss) from investments (both realized and unrealized)	2.41		1.45	0.65	(0.02	)(e)	2.68	(0.20)
Total from investment operations	2.43		1.53	0.72	0.03		2.73	(0.08)

Less Distributions:
From net investment income	(0.04)		(0.07)	(0.07)	(0.07)		(0.13)	(0.20)
From net realized gains	(0.85)		—	(0.72)	(1.50)		—	(0.15)
Total Distributions	(0.89)		(0.07)	(0.79)	(1.57)		(0.13)	(0.35)

Net Asset Value, End of Period/Year	$15.55		$14.01	$12.55	$12.62		$14.16	$11.56

Total Return	18.25	%(i)	12.24%	7.12%	0.29%		23.64%	(0.59)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,882		$10,052	$7,879	$7,187		$5,084	$2,249
Ratio to average net assets:
Gross expenses (c,d)	1.38	%(h)	1.41%	1.39%	1.43	%(g)	1.55%	1.55%
Net expenses (a,c)	1.26	%(h)	1.25%	1.39%	1.42	%(g)	1.42%	1.44%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.27	%(h)	0.63%	0.57%	0.38%		0.35%	1.06%
Portfolio turnover rate	77	%(i)	208%	279%	256%		168%	406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.02% respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.11		$12.64	$12.71	$14.22		$11.59	$11.54
Income From Investment Operations:
Net investment income (c,h)	0.03		0.12	0.10	0.09	(g)	0.05	0.03
Net gain (loss) from investments (both realized and unrealized)	2.44		1.44	0.65	(0.03	)(g)	2.71	0.02	(f)
Total from investment operations	2.47		1.56	0.75	0.06		2.76	0.05

Less Distributions:
From net investment income	(0.08)		(0.09)	(0.10)	(0.07)		(0.13)	—
From net realized gains	(0.85)		—	(0.72)	(1.50)		—	—
Total Distributions	(0.93)		(0.09)	(0.82)	(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$15.65		$14.11	$12.64	$12.71		$14.22	$11.59

Total Return	18.43	%(j)	12.44%	7.33%	0.55%		23.92%	0.43	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,289		$1,732	$28,631	$30,230		$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.13	%(i)	1.16%	1.14%	1.18%		1.30%	1.30	%(i)
Net expenses (b,d)	1.01	%(i)	1.01%	1.16%	1.17%		1.17%	1.19	%(i)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,h)	0.44	%(i)	1.01%	0.80%	0.68%		0.38%	1.28	%(i)
Portfolio turnover rate	77	%(j)	208%	279%	256%		168%	406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.02%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$21.74		$21.38	$21.69	$22.80		$19.31		$19.62
Income From Investment Operations:
Net investment income (d,g)	0.02		0.16 (i)	0.12	0.13		0.12		0.18
Net gain (loss) from investments (both realized and unrealized)	3.63		0.42 (i)	0.33	(0.21)		3.54		(0.29)
Total from investment operations	3.65		0.58	0.45	(0.08)		3.66		(0.11)

Less Distributions:
From net investment income	(0.08)		(0.22)	(0.12)	(0.12)		(0.17)		(0.20)
From net realized gains	—		—	(0.64)	(0.91)		—		—
Total Distributions	(0.08)		(0.22)	(0.76)	(1.03)		(0.17)		(0.20)

Net Asset Value, End of Period/Year	$25.31		$21.74	$21.38	$21.69		$22.80		$19.31

Total Return	16.86	%(k)	2.71%	2.52%	(0.31)%		19.05%		(0.54)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,052,856		$764,775	$738,854	$682,077		$418,227		$319,385
Ratio to average net assets:
Gross expenses (e,f)	1.22	%(j)	1.25%	1.20%	1.28	%(h)	1.49%		1.55%
Net expenses (b,e)	1.15	%(j)	1.20%	1.24%	1.27	%(h)	1.35	%(c)	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (e,g)	0.23	%(j)	0.81%	0.60%	0.58%		0.58%		0.92%
Portfolio turnover rate	65	%(k)	462%	368%	275%		143%		563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, respectively.

(c)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(d)	Per share amounts are calculated using the average shares method.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(i)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(j)	Annualized.

(k)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$21.73		$21.36		$21.66	$22.78		$19.30	$19.62
Income From Investment Operations:
Net investment income (loss) (c,f)	0.02		(0.04	)(h)	0.10	0.11		0.11	0.17
Net gain (loss) from investments (both realized and unrealized)	3.61		0.57	(h)	0.32	(0.23)		3.54	(0.29)
Total from investment operations	3.63		0.53		0.42	(0.12)		3.65	(0.12)

Less Distributions:
From net investment income	(0.07)		(0.16)		(0.08)	(0.09)		(0.17)	(0.20)
From net realized gains	—		—		(0.64)	(0.91)		—	—
Total Distributions	(0.07)		(0.16)		(0.72)	(1.00)		(0.17)	(0.20)

Net Asset Value, End of Period/Year	$25.29		$21.73		$21.36	$21.66		$22.78	$19.30

Total Return	16.77	%(j)	2.50%		2.37%	(0.46)%		19.03%	(0.59)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,175		$6,399		$177	$388		$347	$313
Ratio to average net assets:
Gross expenses (d,e)	1.37	%(i)	1.43%		1.38%	1.43	%(g)	1.56%	1.51%
Net expenses (b,d)	1.30	%(i)	1.37%		1.42%	1.42	%(g)	1.42%	1.42%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,f)	0.15	%(i)	(0.18)%		0.49%	0.48%		0.53%	0.92%
Portfolio turnover rate	65	%(j)	462%		368%	275%		143%	563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$21.79		$21.43	$21.72	$22.84	$19.33	$19.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.06		0.23 (j)	0.10	0.14	(0.14)	0.05
Net gain (loss) from investments (both realized and unrealized)	3.61		0.36 (j)	0.39	(0.20)	3.86	0.07	(f)
Total from investment operations	3.67		0.59	0.49	(0.06)	3.72	0.12

Less Distributions:
From net investment income	(0.10)		(0.23)	(0.14)	(0.15)	(0.21)	—
From net realized gains	—		—	(0.64)	(0.91)	—	—
Total Distributions	(0.10)		(0.23)	(0.78)	(1.06)	(0.21)	—

Net Asset Value, End of Period/Year	$25.36		$21.79	$21.43	$21.72	$22.84	$19.33

Total Return	16.93	%(i)	2.78%	2.70%	(0.21)%	19.31%	0.62	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$26,955		$40,562	$62,964	$22,714	$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.12	%(h)	1.15%	1.13%	1.19%	1.35%	1.31	%(h)
Net expenses (b,d)	1.05	%(h)	1.09%	1.08%	1.14%	1.17%	1.17	%(h)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	0.54	%(h)	1.14%	0.47%	0.61%	(0.62)%	1.09	%(h)
Portfolio turnover rate	65	%(i)	462%	368%	275%	143%	563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

(j)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.90		$9.44	$9.13	$9.73		$9.56		$9.86
Income From Investment Operations:
Net investment income (c,f)	0.11		0.18	0.29	0.30		0.25		0.16
Net gain (loss) from investments (both realized and unrealized)	(0.16)		0.50	0.31	(0.64)		0.17		(0.36)
Total from investment operations	(0.05)		0.68	0.60	(0.34)		0.42		(0.20)

Less Distributions:
From net investment income	(0.15)		(0.22)	(0.29)	(0.26)		(0.25)		(0.10)
Total Distributions	(0.15)		(0.22)	(0.29)	(0.26)		(0.25)		(0.10)

Net Asset Value, End of Period/Year	$9.70		$9.90	$9.44	$9.13		$9.73		$9.56

Total Return	(0.56	)%(i)	7.29%	6.78%	(3.58)%		4.39%		(2.03)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$404,832		$430,958	$272,400	$275,992		$200,521		$187,698
Ratio to average net assets:
Gross expenses (d,e)	1.02	%(h)	1.05%	1.03%	1.09	%(g)	1.21%		1.28%
Net expenses (a,d)	0.95	%(h)	0.90%	0.88%	0.98	%(g)	1.18	%(b)	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	2.16	%(h)	1.87%	3.13%	3.16%		2.54%		1.58%
Portfolio turnover rate	37	%(i)	225%	167%	155%		175%		205%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.95		$9.47	$9.16	$9.76		$9.60	$9.84
Income From Investment Operations:
Net investment income (c,f)	0.10		0.18	0.26	0.29		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.15)		0.47	0.32	(0.63)		0.28	(0.30)
Total from investment operations	(0.05)		0.65	0.58	(0.34)		0.41	(0.17)

Less Distributions:
From net investment income	(0.14)		(0.17)	(0.27)	(0.26)		(0.25)	(0.07)
Total Distributions	(0.14)		(0.17)	(0.27)	(0.26)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.76		$9.95	$9.47	$9.16		$9.76	$9.60

Total Return	(0.57	)%(i)	6.96%	6.53%	(3.58)%		4.31%	(1.74	)%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,767		$3,896	$2,328	$1,587		$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.17	%(h)	1.17%	1.20%	1.24	%(g)	1.32%	1.35	%(h)
Net expenses (b,d)	1.10	%(h)	1.06%	1.05%	1.04	%(g)	1.24%	1.25	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.99	%(h)	1.90%	2.79%	3.07%		1.37%	1.70	%(h)
Portfolio turnover rate	37	%(i)	225%	167%	155%		175%	205	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 8, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.86		$9.43	$9.13	$9.72	$9.57	$10.00
Income From Investment Operations:
Net investment income (c,f)	0.11		0.49 (i)	0.29	0.31	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.16)		0.17 (i)	0.31	(0.63)	0.17	(0.47)
Total from investment operations	(0.05)		0.66	0.60	(0.32)	0.42	(0.43)

Less Distributions:
From net investment income	(0.15)		(0.23)	(0.30)	(0.27)	(0.27)	—
Total Distributions	(0.15)		(0.23)	(0.30)	(0.27)	(0.27)	—

Net Asset Value, End of Period/Year	$9.66		$9.86	$9.43	$9.13	$9.72	$9.57

Total Return	(0.50	)%(h)	7.07%	6.83%	(3.33)%	4.41%	(4.30	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$137		$184	$8,040	$7,488	$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	0.92	%(g)	0.93%	0.95%	0.99%	1.03%	1.09	%(g)
Net expenses (b,d)	0.85	%(g)	0.82%	0.80%	0.86%	0.99%	0.99	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	2.31	%(g)	5.13%	3.15%	3.28%	2.53%	1.84	%(g)
Portfolio turnover rate	37	%(h)	225%	167%	155%	175%	205	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

(i)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$55.01		$58.58	$60.03	$59.15	$50.00
Income From Investment Operations:
Net investment income (c)	0.50		1.19	1.47	1.18 (e)	0.66
Net gain (loss) from investments (both realized and unrealized)	9.37		(3.25)	0.27 (h)	1.61 (e)	9.01
Total from investment operations	9.87		(2.06)	1.74	2.79	9.67

Less Distributions:
From net investment income	(0.69)		(1.29)	(1.14)	(1.13)	(0.52)
From net realized gains	—		(0.22)	(2.05)	(0.78)	—
Total Distributions	(0.69)		(1.51)	(3.19)	(1.91)	(0.52)

Net Asset Value, End of Period/Year	$64.19		$55.01	$58.58	$60.03	$59.15

Total Return	18.09	%(g)	(3.41)%	3.67%	4.72%	19.45	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$123,940		$104,774	$156,452	$39,909	$24,509
Ratio to average net assets:
Gross expenses (d)	1.10	%(f)	1.11%	1.09%	1.32%	2.33	%(f)
Net expenses (i)	1.09	%(f)	1.09%	1.09%	1.09%	1.09	%(b,f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	1.68	%(f)	2.28%	2.59%	1.93%	1.24	%(f)
Portfolio turnover rate	82	%(g)	376%	369%	320%	184	%(g)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2016 (Commencement of Operations).

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)	Annualized.

(g)	Not annualized.

(h)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(i)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$54.99		$58.56	$60.00	$59.13	$54.31
Income From Investment Operations:
Net investment income (b)	0.46		1.13	1.37	1.04 (d)	0.25
Net gain (loss) from investments (both realized and unrealized)	9.39		(3.28)	0.29 (g)	1.66 (d)	4.78
Total from investment operations	9.85		(2.15)	1.66	2.70	5.03

Less Distributions:
From net investment income	(0.61)		(1.21)	(1.05)	(1.05)	(0.21)
From net realized gains	—		(0.21)	(2.05)	(0.78)	—
Total Distributions	(0.61)		(1.42)	(3.10)	(1.83)	(0.21)

Net Asset Value, End of Period/Year	$64.23		$54.99	$58.56	$60.00	$59.13

Total Return	18.04	%(f)	(3.55)%	3.50%	4.57%	9.28	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$10,747		$8,781	$27,452	$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.25	%(e)	1.25%	1.24%	1.48%	2.12	%(e)
Net expenses (h)	1.24	%(e)	1.24%	1.24%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	1.54	%(e)	2.17%	2.42%	1.71%	1.01	%(e)
Portfolio turnover rate	82	%(f)	376%	369%	320%	184	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 20, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$56.98		$54.09		$51.00	$50.00
Income From Investment Operations:
Net investment income (b)	0.12		0.37		0.51	0.44
Net gain from investments (both realized and unrealized)	3.06		2.82		2.86	0.56
Total from investment operations	3.18		3.19		3.37	1.00

Less Distributions:
From net investment income	(0.32)		(0.30)		(0.17)	—
From net realized gains	—		—		(0.11)	—
Total Distributions	(0.32)		(0.30)		(0.28)	—

Net Asset Value, End of Period/Year	$59.84		$56.98		$54.09	$51.00

Total Return	5.60	%(e)	5.93	%(e)	6.69%	2.00	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$194,271		$210,993		$163,322	$5,915
Ratio to average net assets:
Gross expenses (c)	1.10	%(d)	1.12	%(d)	1.20%	2.28	%(d)
Net expenses (f)	1.04	%(d)	1.04	%(d)	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.42	%(d)	0.70	%(d)	0.99%	0.94	%(d)
Portfolio turnover rate	23	%(e)	28	%(e)	10%	89	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$56.93		$54.06	$50.98	$50.58
Income From Investment Operations:
Net investment income (b)	0.08		0.29	0.42	0.31	(d)
Net gain from investments (both realized and unrealized)	3.06		2.82	2.87	0.09	(d)
Total from investment operations	3.14		3.11	3.29	0.40

Less Distributions:
From net investment income	(0.23)		(0.24)	(0.10)	—
From net realized gains	—		—	(0.11)	—
Total Distributions	(0.23)		(0.24)	(0.21)	—

Net Asset Value, End of Period/Year	$59.84		$56.93	$54.06	$50.98

Total Return	5.53	%(f)	5.78%	6.51%	0.77	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$19,183		$24,804	$22,807	$9,173
Ratio to average net assets:
Gross expenses (c)	1.26	%(e)	1.28%	1.37%	2.10	%(e)
Net expenses (g)	1.19	%(e)	1.19%	1.19%	1.19	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.26	%(e)	0.56%	0.80%	0.75	%(e)
Portfolio turnover rate	23	%(f)	28%	10%	89	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Year Ended November 30, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.19		$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.10		0.12	0.12
Net gain from investments (both realized and unrealized)	4.66		0.91	1.10
Total from investment operations	4.76		1.03	1.22

Less Distributions:
From net investment income	(0.09)		(0.06)	—
Total Distributions	(0.09)		(0.06)	—

Net Asset Value, End of Period/Year	$31.86		$27.19	$26.22

Total Return	17.53	%(e)	3.96%	4.88	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$107,041		$205,886	$85,776
Ratio to average net assets:
Gross expenses (c)	1.10	%(d)	1.14%	1.93	%(d)
Net expenses	1.09	%(d)	1.09%	1.09	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.66	%(d)	0.49%	1.10	%(d)
Portfolio turnover rate	117	%(e)	325%	0.11	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.16		$26.23
Income From Investment Operations:
Net investment income (b)	0.10		0.04
Net gain from investments (both realized and unrealized)	4.64		0.89
Total from investment operations	4.79		0.93

Less Distributions:
From net investment income	(0.09)		—
From net realized gains	—		—
Total Distributions	(0.09)		—

Net Asset Value, End of Period	$31.82		$27.16

Total Return	17.48	%(e)	3.55	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$409		$730
Ratio to average net assets:
Gross expenses (c)	1.25	%(d)	1.30	%(d)
Net expenses	1.24	%(d)	1.24	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.49	%(d)	0.17	%(d)
Portfolio turnover rate	117	%(e)	325	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 31, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Six Months Ended May 31, 2021		For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$28.78		$25.00
Income From Investment Operations:
Net investment income (b)	0.08		0.19	(f)
Net gain from investments (both realized and unrealized)	5.19		3.59	(f)
Total from investment operations	5.27		3.78

Less Distributions:
From net investment income	(0.10)		—
From net realized gains	(0.71)		—
Total Distributions	(0.81)		—

Net Asset Value, End of Period	$33.24		$28.78

Total Return	18.73	%(e)	15.12	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$84,978		$3,985
Ratio to average net assets:
Gross expenses (c)	1.24	%(d)	6.24	%(d)
Net expenses	1.04	%(d)	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.49	%(d)	0.73	%(d)
Portfolio turnover rate	16	%(e)	87	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Six Months Ended May 31, 2021		For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$28.69		$25.04
Income From Investment Operations:
Net investment income (b)	0.05		0.13	(f)
Net gain from investments (both realized and unrealized)	5.21		3.52	(f)
Total from investment operations	5.26		3.65

Less Distributions:
From net investment income	(0.10)		—
From net realized gains	(0.71)		—
Total Distributions	(0.81)		—

Net Asset Value, End of Period	$33.14		$28.69

Total Return	18.63	%(e)	14.58	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,730		$4,283
Ratio to average net assets:
Gross expenses (c)	1.55	%(d)	4.56	%(d)
Net expenses	1.19	%(d)	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.35	%(d)	0.52	%(d)
Portfolio turnover rate	16	%(e)	87	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2021

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund (formerly known as the Horizon Defensive Multi-Factor Fund) and Horizon ESG Defensive Core Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon U.S. Defensive Equity Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon ESG Defensive Core Fund is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the 4:15 ET composite mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$657,391,914		$—	$—	$657,391,914
Short-Term Investments	7,333,172		—	—	7,333,172
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	211,546,416
Total	$664,725,086		$—	$—	$876,271,502

Horizon Active Risk Assist® Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$1,059,559,922		$—	$—	$1,059,559,922
Common Stocks	16,368,988		—	—	16,368,988
Purchased Call Options	—		1,652,250	—	1,652,250
Purchased Put Options	—		3,455,000	—	3,455,000
Short-Term Investments	9,416,937		—	—	9,416,937
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	143,525,204
Total	$1,085,345,847		$5,107,250	$—	$1,233,978,301

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$697,500	$—	$697,500
Written Put Options	—	3,569,000	$—	3,569,000
Total	$—	$4,266,500	$—	$4,266,500

Horizon Active Income Fund
Assets *	Level 1		Level 2	Level 3	Total
Investment Companies	$405,355,679		$—	$—	$405,355,679
Short-Term Investments	3,037,683		—	—	3,037,683
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	105,917,716
Total	$408,393,362		$—	$—	$514,311,078

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Horizon Active Dividend Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$130,621,230		$—	$—	$130,621,230
Convertible Preferred Stocks	509,048		—	—	509,048
Preferred Stocks	255,888		—	—	255,888
Short-Term Investments	2,353,488		—	—	2,353,488
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	20,115,034
Total	$133,739,654		$—	$—	$153,854,688

Horizon Defined Risk Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$213,381,179		$—	$—	$213,381,179
Purchased Call Options	—		53,813	—	53,813
Purchased Put Options	—		2,437,325	—	2,437,325
Short-Term Investments	1,936,286		—	—	1,936,286
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	10,034,075
Total	$215,317,465		$2,491,138	$—	$227,842,678

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$3,533,450	$—	$3,533,450
Written Put Options	—	1,237,975	—	1,237,975
Total	$—	$4,771,425	$—	$4,771,425

Horizon U.S. Defensive Equity Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$106,112,528		$—	$—	$106,112,528
Short-Term Investments	1,032,733		—	—	1,032,733
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	5,689,628
Total	$107,145,261		$—	$—	$112,834,889

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Horizon ESG Defensive Core Fund
Assets *	Level 1		Level 2	Level 3	Total
Common Stocks	$108,466,989		$—	$—	$108,466,989
Short-Term Investments	3,079,058		—	—	3,079,058
Investments Purchased With Proceeds From Securities Lending	—	**	—	—	4,644,286
Total	$111,546,047		$—	$—	$116,190,333

*	Refer to the Portfolios of Investments for security classifications.

**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2021, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund
Purchased Options	$—	$1,540,656	$—	$—	$2,129,353	$—
Written Options	$—	$1,125,375	$—	$—	$2,151,306	$—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2021:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	N/A
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Dividend Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	N/A
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$5,107,250
Written Options	$4,266,500

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$2,491,138
Written Options	$4,771,425

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Horizon Active Asset Allocation Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$41,775
Written Options	208,502
$250,277

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$211,697
Written Options	—
$211,697

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(5,654,349)
Written Options	3,449,702
$(2,204,647)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$48,802
Written Options	(1,490,312)
$(1,441,510)

Horizon Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(788,017)
Written Options	229,371
$(558,646)

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$105,292
Written Options	—
$105,292

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Horizon Defined Risk Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(16,319,229)
Written Options	(3,199,296)
$(19,518,525)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$1,214,312
Written Options	(856,422)
$357,890

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2021.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$4,266,500	(1)	$—	$4,266,500	$(4,266,500	)(2)	$—	$—
Total	$4,266,500		$—	$4,266,500	$(4,266,500)		$—	$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$4,771,425	(1)	$—	$4,771,425	$(4,771,425	)(2)	$—	$—
Total	$4,771,425		$—	$4,771,425	$(4,771,425)		$—	$—

(1)	Written options at value as presented in the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk, Horizon U.S. Defensive Equity Fund, and Horizon ESG Defensive Core Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, the Horizon U.S. Defensive Equity Fund and the Horizon ESG Defensive Core Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the period ended May 31, 2021 the distribution fees accrued for the Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG Defensive Core Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the period ended May 31, 2021, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund Advisor Class shares incurred $4,819, $7,935, $4,634, $11,802, $26,923, $885, and $10,279, respectively, pursuant to the plan. During the period ended May 31, 2021, the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund Investor Class shares incurred $56,638, $100,003, $89,142 and $11,220, respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

LIBOR Discontinuation Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Funds invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

General Risk – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon U.S. Defensive Equity Fund and 0.75% of the average daily net assets up to $150,000,000 and 0.70% thereafter of the Horizon ESG Defensive Core Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2022 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund, and June 26, 2022 for the Horizon U.S. Defensive Equity Fund and Horizon ESG Defensive Core Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon U.S. Defensive Equity Fund	0.99%	0.99%	0.99%
Horizon ESG Defensive Core Fund	0.94%	0.94%	0.94%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the period indicated. During the period ended May 31 2021, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, and the Horizon ESG Defensive Core Fund $4,388, $0, $0, $17,853, $0, $11,653, and $8,836 respectively.

Fund	2021	2022	2023	2024	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Active Dividend Fund	5,957	3,050	25,480	14,218	48,705
Horizon Defined Risk Fund	77,231	153,545	159,403	66,680	456,869
Horizon U.S. Defensive Equity Fund	—	49,775	69,227	19,451	138,453
Horizon ESG Defensive Core Fund	—	—	119,631	44,253	163,884

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $60,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting or $1,000 for attendance of a special meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2021, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$483,623,811	$450,308,128
Horizon Active Risk Assist® Fund	730,320,962	607,681,731
Horizon Active Income Fund	150,698,098	170,984,459
Horizon Active Dividend Fund	98,929,222	98,246,311
Horizon Defined Risk Fund	50,309,046	88,635,527
Horizon U.S. Defensive Equity Fund	202,630,449	330,332,669
Horizon ESG Defensive Core Fund	103,425,900	5,950,280

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2021, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the period ended May 31, 2021, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$207,544,944	$211,546,416
Horizon Active Risk Assist® Fund	140,814,269	143,525,204
Horizon Active Income Fund	103,342,668	105,917,716
Horizon Active Dividend Fund	19,675,138	20,115,034
Horizon Defined Risk Fund	9,836,154	10,034,075
Horizon U.S. Defensive Equity Fund	5,582,360	5,689,628
Horizon ESG Defensive Core Fund	4,575,029	4,644,286

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2021, and renewed effective February 25, 2021, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 24, 2022, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 3.25% as of May 31, 2021, if they borrow. For the period ended May 31, 2021, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund and Horizon U.S. Defensive Equity Fund had average borrowings of $97,654, $361,709, $152,341, $4,945, $583,236 and $816,462 and the weighted average interest rate on the line of credit borrowings was 3.25%, 3.25%, 3.25%, 3.25%, 3.25% and 3.25%, respectively. The Horizon ESG Defensive Core Fund did not borrow on the line of credit during the period. On February 2, 2021, the Horizon Active Asset Allocation Fund had borrowings of $7,353,000, on March 24, 2021, the Horizon Active Risk Assist® Fund had borrowings of $16,002,000, on February 1, 2021, the Horizon Active Income Fund had borrowings of $23,618,000, on January 13, 2021, the Horizon Active Dividend Fund had borrowings of $524,000, between February 26, 2021 and February 28, 2021, the Horizon Defined Risk Fund had borrowings of $18,280,000, and on February 1, 2021, the Horizon U.S. Defensive Equity Fund had borrowings of $25,692,000, which represent the largest borrowing amounts, respectively, during the period ended May 31, 2021.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2020 and November 30, 2019 was as follows:

	For the year or period ended November 30, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,747,366	$—	$—	$3,747,366
Horizon Active Risk Assist® Fund	8,258,860	—	—	8,258,860
Horizon Active Income Fund	6,637,845	—	—	6,637,845
Horizon Active Dividend Fund	4,329,453	—	—	4,329,453
Horizon Defined Risk Fund	1,013,067	—	—	1,013,067
Horizon U.S. Defensive Equity Fund	218,854	1,921	—	220,775
Horizon ESG Defensive Core Fund	—	—	—	—

	For the year or period ended November 30, 2019
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$25,841,890	$4,610,598	$—	$30,452,488
Horizon Active Risk Assist® Fund	23,830,449	2,024,864	—	25,855,313
Horizon Active Income Fund	8,785,949	—	—	8,785,949
Horizon Active Dividend Fund	4,426,133	—	—	4,426,133
Horizon Defined Risk Fund	131,365	8,881	—	140,246
Horizon U.S. Defensive Equity Fund	—	—	—	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

On December 21, 2020, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.06825205	$0.04324425	$0.08032212
Horizon Active Risk Assist® Fund	0.08341779	0.07327484	0.10396551
Horizon Active Income Fund	0.07900094	0.07078763	0.08236843
Horizon Active Dividend Fund	0.33049457	0.28351334	—
Horizon Defined Risk Fund	0.32740337	0.22931066	—
Horizon U.S. Defensive Equity Fund	0.08409453	0.07485484	—
Horizon ESG Defensive Core Fund	0.09905555	0.06923699	—

On December 21, 2020, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$0.23754	$0.60808
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon U.S. Defensive Equity Fund	—	—
Horizon ESG Defensive Core Fund	0.71101	0.00241

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2020, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$660,565,303	$45,745,627	$(6,648,856)	$39,096,771
Horizon Active Risk Assist® Fund	956,091,454	68,696,793	(5,429,977)	63,266,816
Horizon Active Income Fund	522,003,251	11,693,451	(926,867)	10,766,584
Horizon Active Dividend Fund	126,121,554	11,613,204	(1,740,172)	9,873,032
Horizon Defined Risk Fund	207,497,085	49,309,792	(6,134,025)	43,175,767
Horizon U.S. Defensive Equity Fund	192,342,369	21,372,033	(2,982,003)	18,390,030
Horizon ESG Defensive Core Fund	7,445,576	1,005,982	(149,781)	856,201

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$9,776,576	$22,927,247	$—	$—	$—	$39,096,771	$71,800,594
Horizon Active Risk Assist® Fund	299,411	—	—	(43,288,539)	—	63,266,816	20,277,688
Horizon Active Income Fund	1,857,021	—	—	(10,388,825)	—	10,766,584	2,234,780
Horizon Active Dividend Fund	516,471	—	—	(21,348,394)	—	9,873,032	(10,958,891)
Horizon Defined Risk Fund	1,199,090	—	—	(23,654,929)	—	43,175,767	20,719,928
Horizon U.S. Defensive Equity Fund	494,350	—	—	(3,134,932)	—	18,390,030	15,749,448
Horizon ESG Defensive Core Fund	238,840	744	—	—	—	856,201	1,095,785

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	32,795,561	9,975,718	42,771,279
Horizon Active Income Fund	9,722,261	666,564	10,388,825
Horizon Active Dividend Fund	21,348,394	—	21,348,394
Horizon Defined Risk Fund	12,093,287	11,561,643	23,654,930
Horizon U.S. Defensive Equity Fund	3,130,769	4,163	3,134,932
Horizon ESG Defensive Core Fund	—	—	—

The Horizon Active Asset Allocation Fund utilized $7,398,690 of capital loss carryforward during the fiscal year.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2020, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$(2,370,711)	$2,370,711
Horizon Active Risk Assist® Fund	64,089	(64,089)
Horizon Active Income Fund	20,041	(20,041)
Horizon Active Dividend Fund	1,102	(1,102)
Horizon Defined Risk Fund	—	—
Horizon U.S. Defensive Equity Fund	—	—
Horizon ESG Defensive Core Fund	256	(256)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There was one individual shareholder of record who owned more than 5% of the outstanding shares of beneficial interest of the Horizon ESG Defensive Core Fund Investor Class. This shareholder did not own more than 5% of the outstanding shares of beneficial interest of the Fund. No other individual shareholders of record owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2021

9. INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the period ended May 31, 2021 are as follows:

Security Name	Value at November 30, 2020	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2021		Shares Balance May 31, 2021
XTrackers Russell 1000 US QARP ETF	$16,347,369	$—	$(8,815,883)	$(74,509)	$2,449,038	$117,152	$9,906,015		253,308
XTrackers S&P 500 ESG ETF	8,153,908	42,674,708	—	4,919,856	—	151,923	55,748,472		1,511,618
Xtrackers Russell US Multifactor ETF	16,316,752	2,811,134	—	3,477,289	—	117,641	22,605,176		509,479
	$40,818,029	$45,485,843	$(8,815,883)	$8,322,636	$2,449,038	$386,716	$88,259,663	**	2,274,405

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company for the period ended May 31, 2021 are as follows:

Security Name	Value at November 30, 2020	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2021		Shares Balance May 31, 2021
XTrackers Short Duration High Yield Bond ETF	$7,939,615	$86,474	$(371,661)	$141,963	$(15,404)	$233,828	$7,780,987	**	162,321
	$7,939,615	$86,474	$(371,661)	$141,963	$(15,404)	$233,828	$7,780,987		162,321

**	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there was the following subsequent event:

The Adviser has entered into an agreement pursuant to which ACP Horizon Holdings, L.P. will acquire a majority ownership interest in the Adviser (the “Transaction”). The Transaction, which is expected to close in the fourth quarter of 2021, will be deemed to result in a change of control of the Adviser. As a result, it is anticipated that a shareholder meeting will be held in the coming months to seek approval for new investment advisory agreements between the Trust, on behalf of the Funds, and the Adviser.

Horizon Funds

Disclosure of Fund Expenses (Unaudited)

May 31, 2021

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period	Ending Account Value 5/31/2020	Expenses Paid During Period [1]
Horizon Active Asset Allocation - Investor Class	1.23%	$ 1,000.00	$ 1,183.08	$ 6.69	$ 1,018.80	$ 6.19
Horizon Active Asset Allocation - Advisor Class	1.38%	$ 1,000.00	$ 1,182.52	$ 7.52	$ 1,018.04	$ 6.95
Horizon Active Asset Allocation - Institutional Class	1.13%	$ 1,000.00	$ 1,184.33	$ 6.15	$ 1,019.30	$ 5.68
Horizon Active Risk Assist® - Investor Class	1.22%	$ 1,000.00	$ 1,168.58	$ 6.60	$ 1,018.85	$ 6.14
Horizon Active Risk Assist® - Advisor Class	1.40%	$ 1,000.00	$ 1,167.67	$ 7.56	$ 1,017.96	$ 7.03
Horizon Active Risk Assist® - Institutional Class	1.13%	$ 1,000.00	$ 1,169.27	$ 6.09	$ 1,019.32	$ 5.67
Horizon Active Income - Investor Class	1.03%	$ 1,000.00	$ 994.43	$ 5.11	$ 1,019.81	$ 5.18
Horizon Active Income - Advisor Class	1.18%	$ 1,000.00	$ 994.26	$ 5.86	$ 1,019.05	$ 5.93
Horizon Active Income - Institutional Class	0.93%	$ 1,000.00	$ 994.99	$ 4.61	$ 1,020.31	$ 4.67
Horizon Active Dividend - Investor Class	1.11%	$ 1,000.00	$ 1,180.88	$ 6.05	$ 1,019.39	$ 5.60
Horizon Active Dividend - Advisor Class	1.26%	$ 1,000.00	$ 1,180.36	$ 6.86	$ 1,018.64	$ 6.35
Horizon Defined Risk - Investor Class	1.06%	$ 1,000.00	$ 1,056.01	$ 5.41	$ 1,019.67	$ 5.31
Horizon Defined Risk - Advisor Class	1.21%	$ 1,000.00	$ 1,055.31	$ 6.17	$ 1,018.92	$ 6.07
Horizon U.S. Defensive Equity - Investor Class	1.10%	$ 1,000.00	$ 1,175.35	$ 5.95	$ 1,019.46	$ 5.52
Horizon U.S. Defensive Equity - Advisor Class	1.25%	$ 1,000.00	$ 1,174.78	$ 6.76	$ 1,018.71	$ 6.28
Horizon ESG Defensive Core - Investor Class	1.05%	$ 1,000.00	$ 1,187.30	$ 5.74	$ 1,019.69	$ 5.30
Horizon ESG Defensive Core - Advisor Class	1.20%	$ 1,000.00	$ 1,186.33	$ 6.56	$ 1,018.93	$ 6.06

[1]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

Statement Regarding Liquidity Risk Management Program (Unaudited)

May 31, 2021

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Liquidity Rule requires that each Fund establish a liquidity risk management program in order to effectively manage the Fund’s liquidity and shareholder redemptions. The Liquidity Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interests of its remaining investors.

The Liquidity Rule requires the Funds to assess, manage and review their liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each Fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

●	Highly liquid investments – cash or convertible to cash within three business days or less
●	Moderately liquid investments – convertible to cash in three to seven calendar days
●	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
●	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors, including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a Fund’s illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the review period, no Fund exceeded the 15% limit on illiquid investments.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions for determining, periodically reviewing and complying with the HLIM requirement as applicable. During the review period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt an HLIM and to comply with the related requirements under the Liquidity Rule.

Pursuant to the Liquidity Rule’s requirements, the Program has been reviewed and approved by the Funds’ Board of Trustees. At a recent meeting of the Fund’s Board of Trustees, the Board received a written report prepared by the Program’s Administrator that addressed the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

The report included that, during the reporting period, the were no changes made to the Program, there were no material liquidity events that impacted any Fund, and each Fund held sufficient highly liquid assets to meet Fund redemptions.

The report concluded that the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

The report also concluded that the Program, including the HLIM where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk.

Horizon Funds

Additional Information (Unaudited)

May 31, 2021

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	CEO of Horizon Investments, LLC	7	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (866) 371-2399.

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

May 31, 2021

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	7	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	7	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	7

Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc.
Trustee, Barings Private Investment Corporation and Trustee, Barings Capital Investment Corporation.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Horizon Funds

By (Signature and Title)*		/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	August 6, 2021

By (Signature and Title)*		/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	August 6, 2021

*	Print the name and title of each signing officer under his or her signature.